UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-4854

The Oberweis Funds

(Exact name of registrant as specified in charter)

3333 Warrenville Road, Suite 500, Lisle, IL 60532

(Address of principal executive offices)           (Zip code)

James W. Oberweis The Oberweis Funds 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Copy to: James A. Arpaia Vedder Price P.C. 222 North LaSalle Street, Suite 2600 Chicago, IL 60601

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 323-6166

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Semi-Annual Reports for the period 01/01/20 through 06/30/20 is filed herewith

SEMI-ANNUAL REPORT
	INVESTOR CLASS	INSTITUTIONAL CLASS
Oberweis Micro-Cap Fund	OBMCX	OMCIX
Oberweis Small-Cap Opportunities Fund	OBSOX	OBSIX
Oberweis Global Opportunities Fund	OBEGX	OBGIX
Oberweis China Opportunities Fund	OBCHX	OCHIX
Oberweis International Opportunities Fund	OBIOX	—
Oberweis Emerging Markets Fund	OBEMX	OIEMX
June 30, 2020
oberweisfunds.com

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on www.oberweisfunds.com and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting us at 1-800-245-7311.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting us at 1-800-245-7311. Your election to receive reports in paper will apply to all funds held with the fund complex.

PRESIDENT’S LETTER
Dear Fellow Oberweis Funds Shareholder,
YEAR-TO-DATE PERFORMANCE THROUGH JUNE 30, 2020
The second quarter of 2020 proved exceptionally favorable for all of the international funds at Oberweis, completely reversing the first quarter’s decline and delivering solid overall gains for the first half. Returns compared to respective benchmark indices were also strong, as each of the international funds outperformed by more than 1,500 basis points in the first six months of 2020. During the first half, the International Opportunities Fund returned +11.58% compared to -5.33% for the MSCI World ex-US Small-Cap Growth Index. The China Opportunities Fund returned +19.14% compared to +3.51% for the MSCI China Index. The Emerging Markets Fund returned +8.48% versus -12.74% for the MSCI EM Small-Cap Index. The Global Opportunities Fund returned +14.02% versus -12.85% for the MSCI ACWI Small-Cap Index.
For the domestic funds, the Small-Cap Opportunities Fund slightly outperformed its benchmark, returning -2.86% versus -3.06% for the Russell 2000 Growth Index. The Micro-Cap Fund had a difficult first half, returning -10.62% compared to +1.92% for the Russell Micro-Cap Growth Index, partly attributable to a sizable underweight in biotech. Biotech comprised a record 40% of the benchmark versus 8% for the fund, while the sector returned +44% in the first half. The Micro-Cap Fund is consistently underweight biotech, as the success or failure of many micro-cap biotech stocks is driven by binary drug trials versus the revenue and earnings improvement that is sought out through our investment process. Over the longer term, results have been good. For example, over the last five years, the Micro-Cap Fund generated an average annual return of 8.21% compared to 3.10% for the benchmark (and outperformed over trailing 10- and 15-year periods as well).
OUTLOOK
This year of COVID-19 has been truly remarkable, and it’s only half done. In March, global equities experienced one of the fastest and deepest plunges of our careers, only to come roaring back almost as quickly in the second quarter. The rally can be at least partially attributed to the massive monetary support provided by the Federal Reserve and other central banks. Just how extreme has the Fed been? The $2.9 trillion balance sheet increase over three months took nearly five years to accomplish following the Global Financial Crisis. Balance sheet expansion will continue for the foreseeable future and interest rates are expected to remain at current levels well into 2021. Fiscal stimulus has also played a role, with rapid disbursement of CARES Act funds and the White House’s proposal of a sizable infrastructure bill (which stills requires Congressional approval). In short, there’s a lot of money floating around. With short-term interest rates hovering around zero, we assume some of the recent equity rally is attributable to NETGO — Nowhere Else To Go. Interestingly, traditional risk hedges such as gold and bonds have also performed well, implying there is still apparently demand for downside insurance even amid this risk-on rally.
Uncertainty remains high for economic activity over the coming year. If an effective vaccine is approved near the end of 2020, is able to be quickly administered, and no other unexpected events deter the economy, the odds of a strong recovery seem reasonably good. Post-reopening macro data, such as retail sales, have already been surprisingly strong. However, many risks remain. As of mid-July, U.S. infections continue to soar, and the anticipated “back-to-school” fall infection season will soon be upon us. Layoffs and bankruptcies seem increasingly likely as the cushion of government stimulus wears off. But perhaps the biggest risk, as usual, remains the unexpected, which tends to be digested

PRESIDENT’S LETTER  (continued)
more virulently when equity valuations are high. On the flipside, sustained very low interest rates suggest that high equity valuations may be justifiable; the trouble, of course, is that a strong recovery would make it less likely that rates would stay low. In our experience, it’s a lot easier finding individual stocks positioned to grow their earnings more than other investors expect than it is to correctly predict the outcome of widely-followed macroeconomic variables. That’s why we spend most of our time focusing on the businesses within our portfolios rather than trying to time the market overall. If we can’t predict the short-term, and we know markets rise over the long-term, the appropriate strategy for most investors is to set an asset allocation based on their acceptable risk level and stick with it.
While it may seem like a tough time to be a fund manager, we think this is an ideal environment for our bottom-up, stock selection process. We thrive on finding companies that are creating new markets or taking market share from incumbents. Periods of massive change, such as the current COVID era, produce many more opportunities than a normal period, as change occurs at an accelerated pace. While investors are usually slow to recognize the magnitude and persistence of such changes, we believe identifying profound change and the resulting economic benefit is our specialty. As businesses adapt and new ideas emerge, we believe that the opportunity for smaller companies to unsettle markets through innovative products or services is considerably above-average.
VALUATION RECAP
As of June 30, 2020, the price/earnings (P/E) ratio was 21.6 times for the Global Opportunities Fund (versus 21.8 last quarter), 15.7 times for the Small-Cap Opportunities Fund (versus 14.8 last quarter), 16.7 times for the Micro-Cap Fund (versus 13.5 last quarter), 28.2 times for the International Opportunities Fund (versus 20.1 last quarter), 33.2 times for the China Opportunities Fund (versus 23.2 last quarter), and 24.1 times for the Emerging Markets Fund (versus 19.1 times last quarter). Each of these funds invests in companies with expected earnings growth rates that are higher than that of the broader market, and in companies expected to grow faster than current market expectations. As of June 30, 2020, the weighted-average market capitalization was $3.8 billion for the Global Opportunities Fund, $3.3 billion for the Small-Cap Opportunities Fund, $1.0 billion for the Micro-Cap Fund, $4.4 billion for the International Opportunities Fund, $2.9 billion for the Emerging Markets Fund, and $107.4 billion for the China Opportunities Fund. Note that the China Opportunities Fund’s market cap is skewed upward due to two mega-cap holdings; the median market cap of the fund was $7.8 billion.
We appreciate your investment in The Oberweis Funds and are grateful for the trust you have shown us with your valuable investments. If you have any questions about your account, please contact shareholder services at (800) 245-7311. Thank you for investing with us in The Oberweis Funds.
Sincerely,
James W. Oberweis, CFA
President & Portfolio Manager

PRESIDENT’S LETTER  (continued)
For current performance information, please visit www.oberweisfunds.com.
OBERWEIS FUNDS AVERAGE ANNUAL TOTAL RETURNS (%) (as of June 30, 2020)
	Ticker	Qtr	1 Yr	3 Yr	5 Yr	10 Yr	Life of Fund2	Expense Ratio3
Global Opportunities	OBEGX	40.03	19.41	6.88	5.53	10.41	8.56	1.55
	OBGIX1	40.13	19.72	7.14	5.79	10.68	8.83	1.30
Micro-Cap	OBMCX	32.23	-11.96	2.84	8.21	12.43	9.24	1.58
	OMCIX1	32.24	-11.76	3.07	8.46	12.70	9.51	1.32
Small-Cap Opportunities	OBSOX	30.74	0.80	8.92	6.29	11.88	6.80	1.55
	OBSIX1	30.83	1.00	9.19	6.55	12.16	7.07	1.30
China Opportunities	OBCHX	32.46	33.68	14.27	7.90	9.79	12.72	1.84
	OCHIX1	32.56	34.01	14.58	8.17	10.07	13.01	1.59
International Opportunities	OBIOX	48.70	14.96	6.55	7.09	14.06	8.84	1.60
Emerging Markets	OBEMX	31.95	15.66	n/a	n/a	n/a	2.23	1.75
	OIEMX	32.21	15.93	n/a	n/a	n/a	2.50	1.50
1 Institutional Class shares OBGIX, OMCIX, OBSIX and OCHIX performance information was calculated using the historical performance of Investor Class shares for periods prior to May 1, 2017.
2 Life of Fund returns are from commencement of operations on 01/07/87 for the Global Opportunities Fund, 01/01/96 for the Micro-Cap Fund, 09/15/96 for the Small-Cap Opportunities Fund, 10/01/05 for the China Opportunities Fund, 02/01/07 for the International Opportunities Fund, 05/01/17 for the Institutional Share Classes and 05/01/18 for the Emerging Markets Fund Share Classes.
3 December 31, 2019 data. Expense ratio is the total net annualized fund operating expense ratio. The expense ratio gross of expense offset arrangements and expense reimbursements was 1.58%, 1.33%, 1.60%, 1.34%, 2.21%, 1.96%, 1.95%, 1.70%,1.82%, 3.86% and 3.61% for OBEGX, OBGIX, OBMCX, OMCIX, OBSOX, OBSIX,OBCHX, OCHIX, OBIOX, OBEMX and OIEMX respectively. Oberweis Asset Management, Inc. (OAM), the Fund’s investment advisor is contractually obligated through April 30, 2021 to reduce its management fees or reimburse OBEGX and OBMCX to the extent that total ordinary operating expenses, as defined, exceed in any one year the following amounts expressed as a percentage of each Fund’s average daily net assets: 1.8% of the first $50 million; plus 1.6% of average daily net assets in excess of  $50 million and for OBGIX and OMCIX 1.55% of the first $50 million; plus 1.35% of average daily net assets in excess of  $50 million. OAM is also contractually obligated through April 30, 2021 to reduce its management fees or reimburse OBSOX, OBCHX, OBIOX and OBEMX to the extent that total ordinary operating expenses exceed in any one year 1.55%, 2.24%, 1.60% and 1.75% expressed as a percentage of each Fund’s average daily net assets, respectively, and for OBSIX, OCHIX and OIEMX 1.30%, 1.99% and 1.50%, respectively.
Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so that you may have gain or loss when shares are sold. Current performance may be higher or lower than quoted. Visit us online at oberweisfunds.com for most recent month-end performance. The Oberweis Funds invest in rapidly growing smaller and medium sized companies which may offer greater return potential. However, these investments often involve greater risks and volatility. Foreign investments involve greater risks than U.S investments, including political and economic risks and the risk of currency fluctuations. There is no guarantee that the funds can achieve their objectives. Holdings in the Funds are subject to change. Before investing, consider the fund’s investment objectives, risks, charges, and expenses. To obtain a copy of the prospectus or summary prospectus containing this and other information please visit our website at oberweisfunds.com or call 800-323-6166. Read it carefully before investing. The Oberweis Funds are distributed by Oberweis Securities, Inc. Member: FINRA & SIPC.

PRESIDENT’S LETTER  (continued)
The MSCI World ex-US Small Cap Growth Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of small cap growth developed markets excluding the US, with minimum dividends reinvested net of withholding tax. The MSCI ACWI Small Cap Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of small cap developed and emerging markets with dividends reinvested net of withholding tax. The MSCI Emerging Markets Small Cap Index is a free float-adjusted, market capitalization-weighted index that measures the performance of small-cap stocks in 24 emerging markets. The MSCI China Net Index is a free float-adjusted market capitalization-weighted Index of Chinese equities that include China-affiliated corporations and H shares listed on the Hong Kong Exchange, and B shares listed on the Shanghai and Shenzhen exchanges and P chips and foreign listings with minimum dividends reinvested net of withholding tax.
The Russell 2000 Index measures the performance of approximately 2,000 companies with small-market capitalizations. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted earnings growth rates. The Russell Microcap Growth Index measures the performance of those Russell Micro Cap companies with higher price-to-book ratios and higher forecasted growth values. The performance data includes reinvested dividends. The Russell Microcap Index is represented by the smallest 1,000 securities in the small cap Russell 2000 Index plus the next 1,000 securities. Each index is an unmanaged group of stocks, whose performance does not reflect the deduction of fees, expenses or taxes.

Oberweis Micro-Cap Fund
At June 30, 2020 (unaudited)
Asset Allocation (% of Net Assets)
Equities	99.1
Other Assets less Liabilities	0.9

Top Ten Holdings (% of Net Assets)
ChannelAdvisor Corp.	3.3
Limelight Networks, Inc.	3.3
Magnite, Inc.	3.0
Bandwidth, Inc.	3.0
Castle Biosciences, Inc.	2.9
Perdoceo Education Corp.	2.8
Digital Turbine, Inc.	2.7
Crocs, Inc.	2.4
LiqTech Intenational, Inc.	2.4
Model N, Inc.	2.4

Top Ten Industries (% of Net Assets)
Computer Services Software & Systems	26.9
Biotechnology	6.6
Communications Technology	5.3
Medical Equipment	5.1
Production Technology Equipment	4.5
Scientific Instruments – Control & Filter	4.5
Specialty Retail	3.5
Semiconductors & Components	3.1
Healthcare Services	3.1
Education Services	2.8

Oberweis Small-Cap
Opportunities Fund
At June 30, 2020 (unaudited)
Asset Allocation (% of Net Assets)
Equities	95.9
Other Assets less Liabilities	4.1

Top Ten Holdings (% of Net Assets)
Tandem Diabetes Care, Inc.	3.8
Livongo Health, Inc.	3.8
Inphi Corp.	3.0
Bandwidth, Inc.	2.8
Chegg, Inc.	2.7
Magnite, Inc.	2.2
SVMK, Inc.	2.2
Stamps.com, Inc.	2.0
II-VI, Inc.	2.0
Perdoceo Education Corp.	2.0

Top Ten Industries (% of Net Assets)
Computer Services Software & Systems	22.2
Healthcare Services	8.0
Semiconductors & Components	6.3
Education Services	5.7
Medical Equipment	4.7
Back Office Support, Human Resources, & Consulting	4.0
Building Materials	3.9
Production Technology Equipment	3.7
Biotechnology	3.3
Textiles Apparel & Shoes	3.0

Oberweis Global Opportunities Fund
At June 30, 2020 (unaudited)
Asset Allocation (% of Net Assets)
Equities	93.1
Other Assets less Liabilities	6.9

Top Ten Holdings (% of Net Assets)
MIPS AB	3.8
Inphi Corp.	3.7
Evolution Gaming Group AB	3.6
M31 Technology Corp.	3.5
Perdoceo Education Corp.	3.1
Castle Biosciences, Inc.	2.9
IR Japan Hldgs. Ltd.	2.7
CareDX, Inc.	2.5
I-Tech AB	2.5
Sinch AB	2.4

Top Ten Industries (% of Net Assets)
Software	15.9
Semiconductor & Semiconductor Equipment	13.4
Information Technology Services	7.6
Hotels, Restaurants & Leisure	5.7
Biotechnology	5.4
Diversified Consumer Services	4.3
Leisure Products	3.8
Internet & Direct Marketing Retail	3.4
Professional Services	2.7
Pharmaceuticals	2.5

Oberweis China
Opportunities Fund
At June 30, 2020 (unaudited)
Asset Allocation (% of Net Assets)
Equities	99.6
Other Assets less Liabilities	0.4

Top Ten Holdings (% of Net Assets)
Alibaba Group Hldg. Ltd. ADS	7.7
Tencent Hldgs. Ltd.	6.8
TAL Education Group ADS	2.6
Times Neighborhood Hldgs. Ltd.	2.2
Alchip Technologies Ltd.	2.0
GDS Hldgs. Ltd. ADS	1.9
Meituan Dianping	1.9
CIFI Hldgs. Group Co. Ltd.	1.8
Luxshare Precision Industry Co. Ltd.	1.8
JD.com, Inc. ADS	1.8

Top Ten Industries (% of Net Assets)
Internet & Direct Marketing Retail	11.3
Semiconductors & Semiconductor Equipment	7.5
Interactive Media & Services	6.8
Pharmaceuticals	6.0
Commercial Services & Supply	4.8
Life Sciences Tools & Services	4.8
Real Estate Management & Development	4.8
Diversified Consumer Services	4.3
Household Durables	3.8
Software	3.7

Oberweis International
Opportunities Fund
At June 30, 2020 (unaudited)
Asset Allocation (% of Net Assets)
Equities	98.7
Other Assets less Liabilities	1.3

Top Ten Holdings (% of Net Assets)
Sinch AB	5.9
Sushiro Global Hldgs. Ltd.	4.6
Evolution Gaming Group AB	3.7
TeamViewer AG	3.5
Evolution Mining Ltd.	3.5
BayCurrent Consulting, Inc.	3.4
IR Japan Hldgs. Ltd.	3.3
Afterpay Touch Group Ltd.	3.3
Medley, Inc.	3.1
M&A Capital Partners Co. Ltd.	2.9

Top Ten Industries (% of Net Assets)
Software	14.5
Hotels, Restaurants & Leisure	8.4
Information Technology Services	7.7
Professional Services	7.4
Internet & Direct Marketing Retail	6.3
Food & Staples Retailing	6.2
Capital Markets	5.6
Healthcare Equipment & Supplies	4.5
Metals & Mining	4.5
Healthcare Technology	4.3

Oberweis Emerging Markets Fund
At June 30, 2020 (unaudited)
Asset Allocation (% of Net Assets)
Equities	99.5
Other Assets less Liabilities	0.5

Top Ten Holdings (% of Net Assets)
M31 Technology Corp.	3.7
Kingsoft Cloud Hldgs. Ltd. ADS	2.7
Arco Platform Ltd.	2.6
ASPEED Technology, Inc.	2.6
PT Bank Tabungan Pensiunan Nasional Syariah Tbk	2.5
HeadHunter Group PLC ADS	2.4
Chongqing Brewery Co. Ltd.	2.3
POSCO Chemical Co. Ltd.	2.3
Venus MedTech Hangzhou, Inc.	2.2
LEENO Industrial, Inc.	2.1

Top Ten Industries (% of Net Assets)
Semiconductors & Semiconductor Equipment	13.6
Software	9.6
Machinery	6.6
Multiline Retail	5.6
Diversified Consumer Services	5.4
Electronic Equipment, Instruments & Components	4.8
Professional Services	3.8
Banks	3.7
Healthcare Equipment & Supplies	3.7
Beverages	3.5

OBERWEIS MICRO-CAP FUND
Schedule of Investments June 30, 2020 (unaudited)
	Shares	Value
Equities – 99.1%
Air Transport – 1.2%
Air Transport Services Group, Inc.*	31,100	$692,597
Alternative Energy – 2.2%
Ameresco, Inc.*	44,508	1,236,432
Back Office Support, Human Resources & Consulting – 2.0%
CRA International, Inc.	18,500	730,750
Huron Consulting Group, Inc.*	9,000	398,250
		1,129,000
Banks – Diversified – 1.6%
Enterprise Financial Services Corp.	16,100	501,032
First Foundation, Inc.	26,300	429,742
		930,774
Biotechnology – 6.6%
Baudax Bio, Inc.*	133,160	552,614
Castle Biosciences, Inc.*	43,700	1,647,053
Coherus Biosciences, Inc.*	22,300	398,278
Collegium Pharmaceutical, Inc*.	46,000	805,000
Pfenex, Inc.*	45,200	377,420
		3,780,365
Building Materials – 2.7%
Griffon Corp.	36,800	681,536
Masonite International Corp.*	10,900	847,802
		1,529,338
Commercial Services – Rental & Leasing – 0.9%
McGrath RentCorp.	9,600	518,496
Commercial Vehicles & Parts – 2.6%
Federal Signal Corp.	12,300	365,679
The Shyft Group, Inc.	66,600	1,121,544
		1,487,223
Communications Technology – 5.3%
ADTRAN, Inc.	39,800	435,014
Bandwidth, Inc.*	13,249	1,682,623
Inseego Corp.*	31,700	367,720
Ooma, Inc.*	34,100	561,968
		3,047,325

See accompanying notes to the financial statements.

OBERWEIS MICRO-CAP FUND (continued)
Schedule of Investments June 30, 2020 (unaudited)

	Shares	Value
Computer Services Software & Systems – 26.9%
Bottomline Technologies (DE), Inc.*	22,400	$1,137,248
ChannelAdvisor Corp.*	119,800	1,897,632
Digital Turbine, Inc.*	124,100	1,559,937
eGain, Corp.*	66,100	734,371
EverQuote, Inc.*	22,300	1,296,968
Limelight Networks, Inc.*	252,100	1,855,456
Magnite, Inc.*	254,377	1,696,695
Model N, Inc.*	39,200	1,362,592
OneSpan, Inc.*	42,700	1,192,611
Perficient, Inc.*	22,500	805,050
Pros Hldgs., Inc.*	12,000	533,160
Upland Software, Inc.*	20,600	716,056
Zix Corp.*	81,300	560,970
		15,348,746
Diversified Manufacturing Operations – 1.1%
Inmode Ltd.*	22,200	628,704
Drug & Grocery Store Chains – 0.6%
Natural Grocers by Vitamin Cottage Inc.	22,800	339,264
Education Services – 2.8%
Perdoceo Education Corp.*	100,959	1,608,277
Engineering & Contracting Services – 1.2%
MYR Group, Inc.*	20,600	657,346
Financial Data & Systems – 1.2%
Cardtronics PLC.*	29,300	702,614
Home Building – 1.2%
M/I Homes, Inc.*	19,500	671,580
Healthcare Services – 3.1%
Addus HomeCare Corp.*	11,700	1,082,952
The Ensign Group, Inc.	15,700	657,045
		1,739,997
Insurance – Life – 1.2%
eHealth, Inc.*	7,200	707,328
Machinery – Industrial – 1.1%
Tennant Co.	9,800	637,098
Medical & Dental Instruments & Supplies – 1.0%
Antares Pharma, Inc.*	200,600	551,650

See accompanying notes to the financial statements.

OBERWEIS MICRO-CAP FUND (continued)
Schedule of Investments June 30, 2020 (unaudited)

	Shares	Value
Medical Equipment – 5.1%
Accuray, Inc.*	181,200	$367,836
CareDx, Inc.*	34,300	1,215,249
Oxford Immunotec Global PLC*	42,300	549,900
Tactile Systems Technology, Inc.*	18,200	754,026
		2,887,011
Metal Fabricating – 0.8%
Northwest Pipe Co.*	17,300	433,711
Office Supplies & Equipment – 0.8%
Herman Miller, Inc.*	19,400	458,034
Pharmaceuticals – 1.3%
BioDelivery Sciences International, Inc.*	170,000	741,200
Power Transmission Equipment – 1.0%
Powell Industries, Inc.	21,435	587,105
Production Technology Equipment – 4.5%
Axcelis Technologies, Inc.*	37,200	1,036,020
Impinj, Inc.*	16,800	461,496
Ultra Clean Hldgs., Inc.*	46,900	1,061,347
		2,558,863
Recreational Vehicles & Boats – 0.5%
Malibu Boats, Inc.*	5,400	280,530
Restaurants – 0.9%
Ruth’s Hospitality Group, Inc.*	64,000	522,240
Scientific Instruments – Control & Filter – 4.5%
LiqTech International, Inc.*	252,980	1,381,271
Napco Security Technologies, Inc.*	49,637	1,161,009
		2,542,280
Scientific Instruments – Electrical – 1.1%
Allied Motion Technologies, Inc.	17,500	617,750
Scientific Instruments – Gauges & Meters – 1.8%
FARO Technologies, Inc.*	19,600	1,050,560
Semiconductors & Components – 3.1%
CEVA, Inc.*	28,400	1,062,728
MagnaChip Semiconductor Corp.*	69,000	710,700
		1,773,428

See accompanying notes to the financial statements.

OBERWEIS MICRO-CAP FUND (continued)
Schedule of Investments June 30, 2020 (unaudited)

	Shares	Value
Specialty Retail – 3.5%
Boot Barn Hldgs., Inc.*	25,000	$539,000
Sonic Automotive, Inc.	23,700	756,267
Zumiez, Inc.*	25,200	689,976
		1,985,243
Technology – Miscellaneous – 1.3%
Camtek Ltd.*	58,980	741,968
Textile Apparel & Shoes – 2.4%
Crocs, Inc.*	37,700	1,388,114
Total Equities
(Cost: $49,063,874)		$56,512,191
Total Investments – 99.1%
(Cost: $49,063,874)		$56,512,191
Other Assets Less Liabilities – 0.9%		499,094
Net Assets – 100%		$57,011,285

* Non-income producing security during the period ended June 30, 2020
See accompanying notes to the financial statements.

OBERWEIS SMALL-CAP OPPORTUNITIES FUND
Schedule of Investments June 30, 2020 (unaudited)
	Shares	Value
Equities – 95.9%
Air Transport – 1.2%
Air Transport Services Group, Inc.*	7,000	$155,890
Auto Part – 0.8%
Adient PLC*	5,900	96,878
Back Office Support, Human Resources, & Consulting – 4.0%
ASGN, Inc.*	1,900	126,692
TriNet Group, Inc.*	3,200	195,008
TTEC Hldgs., Inc.	4,000	186,240
		507,940
Banks – Diversified – 0.8%
Enterprise Financial Services Corp.	3,100	96,472
Biotechnology – 3.3%
Baudax Bio, Inc.*	24,060	99,849
Castle Biosciences, Inc.*	5,200	195,988
Collegium Pharmaceutical, Inc*.	7,200	126,000
		421,837
Building Materials – 3.9%
Gibraltar Industries, Inc.*	1,900	91,219
Masonite International Corp.*	2,700	210,006
Trex Co., Inc.*	1,500	195,105
		496,330
Casinos & Gambling – 1.3%
Eldorado Resorts, Inc.*	4,200	168,252
Commercial Finance & Mortgage Companies – 1.0%
PennyMac Financial Services, Inc.	2,900	121,191
Commercial Services – Rental & Leasing – 0.7%
McGrath RentCorp.	1,600	86,416
Communications Technology – 2.8%
Bandwidth, Inc.*	2,800	355,600

See accompanying notes to the financial statements.

OBERWEIS SMALL-CAP OPPORTUNITIES FUND (continued)
Schedule of Investments June 30, 2020 (unaudited)

	Shares	Value
Computer Services Software & Systems – 22.2%
Bottomline Technologies (de), Inc.*	3,400	$172,618
CACI International, Inc.*	800	173,504
ChannelAdvisor Corp.*	15,200	240,768
CyberArk Software Ltd.*	1,400	138,978
EverQuote, Inc.*	3,600	209,376
Fastly, Inc.*	1,200	102,156
LivePerson, Inc.*	4,300	178,149
Magnite, Inc.*	41,800	278,806
Mercury Systems, Inc.*	2,600	204,516
Model N, Inc.*	6,000	208,560
Rapid7, Inc.*	4,000	204,080
SPS Commerce, Inc.*	3,300	247,896
SVMK, Inc.*	11,600	273,064
Upland Software, Inc.*	4,900	170,324
		2,802,795
Computer Technology – 1.7%
Synnex Corp.	1,800	215,586
Consumer Services – Miscellaneous – 2.0%
Stamps.com, Inc.*	1,400	257,166
Containers & Packaging – 0.8%
Graphic Packaging Hldg. Co.	7,600	106,324
Diversified Retail – 1.6%
BJ’s Wholesale Club Hldgs., Inc.*	5,500	204,985
Education Services – 5.7%
Chegg, Inc.*	5,000	336,300
Perdoceo Education Corp.*	15,600	248,508
Strategic Education, Inc.	900	138,285
		723,093
Electronic Components – 2.0%
II-VI, Inc.*	5,400	254,988
Energy Equipment – 1.5%
Arcosa, Inc.	4,600	194,120
Financial Data & Systems – 1.9%
Green Dot Corp.*	4,800	235,584
Forest Products – 1.0%
UFP Industries, Inc.	2,500	123,775
Healthcare Facilities – 0.7%
Select Medical Hldgs. Corp.*	5,800	85,434

See accompanying notes to the financial statements.

OBERWEIS SMALL-CAP OPPORTUNITIES FUND (continued)
Schedule of Investments June 30, 2020 (unaudited)

	Shares	Value
Healthcare Services – 8.0%
Addus HomeCare Corp.*	2,100	$194,376
Amedisys, Inc.*	800	158,832
Livongo Health, Inc.*	6,400	481,216
The Ensign Group, Inc.	4,300	179,955
		1,014,379
Home Building – 1.4%
M/I Homes, Inc.*	5,000	172,200
Insurance – Life – 1.9%
American Equity Investment Life Hldg. Co.*	4,700	116,137
eHealth, Inc.*	1,200	117,888
		234,025
Medical & Dental Instruments & Supplies – 2.6%
Merit Medical Systems, Inc.*	4,500	205,425
NuVasive, Inc.*	2,300	128,018
		333,443
Medical Equipment – 4.7%
Tactile Systems Technology, Inc.*	2,500	103,575
Tandem Diabetes Care, Inc.*	4,900	484,708
		588,283
Medical Services – 0.8%
NeoGenomics, Inc.*	3,100	96,038
Personal Care – 1.3%
Helen of Troy Ltd.*	900	169,704
Production Technology Equipment – 3.7%
Axcelis Technologies, Inc.*	8,000	222,800
Ultra Clean Hldgs., Inc.*	10,600	239,878
		462,678
Semiconductors & Components – 6.3%
Cabot Microelectronics Corp.	800	111,632
Inphi Corp.*	3,200	376,000
Lattice Semiconductor Corp.*	4,500	127,755
MACOM Technology Solutions Hldgs. Inc.*	5,200	178,620
		794,007
Specialty Retail – 1.3%
Sonic Automotive, Inc.	5,200	165,932
Textiles Apparel & Shoes – 3.0%
Crocs, Inc.*	6,700	246,694
Deckers Outdoor Corp.*	700	137,473
		384,167

See accompanying notes to the financial statements.

OBERWEIS SMALL-CAP OPPORTUNITIES FUND (continued)
Schedule of Investments June 30, 2020 (unaudited)

	Shares	Value
Total Equities
(Cost: $9,394,182)		$12,125,512
Total Investments – 95.9%
(Cost: $9,394,182)		$12,125,512
Other Assets Less Liabilities – 4.1%		515,701
Net Assets – 100%		$12,641,213

* Non-income producing security during the period ended June 30, 2020
See accompanying notes to the financial statements.

OBERWEIS GLOBAL OPPORTUNITIES FUND
Schedule of Investmentsa June 30, 2020 (unaudited)
	Shares	Value
Equities – 93.1%
Brazil – 2.4%
Arco Platform Ltd.*	12,700	$552,196
B2W – Cia Digital*	30,000	590,556
		1,142,752
China – 8.9%
A-Living Services Co. Ltd.	76,250	387,516
Beijing Sinnet Technology Co. Ltd.	156,900	583,640
Bilibili, Inc. ADS*	18,400	852,288
GDS Hldgs. Ltd. ADS*	6,500	517,790
Pharmaron Beijing Co. Ltd.	63,200	654,524
Times Neighborhood Hldgs. Ltd.	413,000	564,686
Weimob, Inc.*	517,000	653,786
		4,214,230
Denmark – 1.2%
ALK-Abello AS*	2,200	588,912
Finland – 1.0%
QT Group Oyj*	15,000	456,495
Germany – 2.6%
Shop Apotheke Europe NV*	4,300	514,010
TeamViewer AG*	13,100	715,268
		1,229,278
Japan – 10.7%
IR Japan Hldgs. Ltd.	12,100	1,275,145
Kobe Bussan Co. Ltd.	18,600	1,056,211
Lasertec Corp.	4,800	453,747
Nihon Unisys Ltd.	31,200	980,967
PCA Corp.*	18,000	751,417
Sushiro Global Hldgs. Ltd.*	25,000	554,317
		5,071,804
Netherlands – 1.1%
BE Semiconductor Industries NV*	11,600	514,327
Norway – 1.1%
Nordic Semiconductor ASA*	66,900	512,738
Sweden – 13.2%
Avanza Bank Hldg. AB*	32,500	463,066
Evolution Gaming Group AB	28,400	1,686,836
I-Tech AB*	108,700	1,166,967
MIPS AB	51,465	1,784,658
Sinch AB*	12,900	1,110,227
		6,211,754

See accompanying notes to the financial statements.

OBERWEIS GLOBAL OPPORTUNITIES FUND (continued)
Schedule of Investmentsa June 30, 2020 (unaudited)

	Shares	Value
Taiwan – 4.7%
M31 Technology Corp.	132,000	$1,651,908
Wiwynn Corp.*	21,000	574,096
		2,226,004
United Kingdom – 8.1%
Blue Prism Group PLC*	31,900	448,889
Boohoo Group PLC*	95,000	486,513
Endava PLC ADS.*	9,600	463,680
Gamesys Group PLC.*	41,000	435,078
GB Group PLC*	45,800	382,580
Intermediate Capital Group PLC.	30,100	480,231
Oxford Instruments PLC	27,700	492,298
Spirent Communications PLC	212,700	636,413
		3,825,682
United States Of America – 38.1%
ACM Research, Inc.*	7,800	486,408
Addus HomeCare Corp.*	4,700	435,032
Amedisys, Inc.*	2,400	476,496
Axcelis Technologies, Inc.*	16,400	456,740
Bandwidth, Inc.*	6,200	787,400
BioDelivery Sciences International, Inc.*	140,000	610,400
Bottomline Technologies (de), Inc.*	12,500	634,625
CACI International, Inc.*	4,800	1,041,024
CareDX, Inc.*	33,900	1,201,077
Castle Biosciences, Inc.*	35,700	1,345,533
ChannelAdvisor Corp.*	50,000	792,000
Deckers Outdoor Corp.*	4,500	883,755
eHealth, Inc.*	10,300	1,011,872
II-VI, Inc.*	11,700	552,474
Inphi Corp.*	14,800	1,739,000
Lattice Semiconductor Corp.*	18,300	519,537
Livongo Health, Inc.*	11,000	827,090
Model N, Inc.*	16,700	580,492
Perdoceo Education Corp.*	92,800	1,478,304
Rapid7, Inc.*	9,500	484,690
SVMK, Inc.*	21,200	499,048
Tandem Diabetes Care, Inc.*	11,200	1,107,904
		17,950,901
Total Equities (Cost: $32,622,421)		$43,944,877
Total Investments – 93.1% (Cost: $32,622,421)		$43,944,877
Other Assets Less Liabilities – 6.9%		3,257,444
Net Assets – 100%		$47,202,321

a Certain securities were fair valued under the discretion of the Board of Trustees. (See Note 2)
* Non-income producing security during the period ended June 30, 2020
ADS — American depositary share
See accompanying notes to the financial statements.

OBERWEIS GLOBAL OPPORTUNITIES FUND (continued)
Schedule of Investmentsa June 30, 2020 (unaudited)

Sector Allocations (As A Percentage Of Net Assets)
Communication Services	3.5%
Consumer Discretionary	19.0%
Consumer Staples	2.2%
Financials	4.1%
Health Care	15.4%
Industrials	4.7%
Information Technology	41.6%
Materials	2.6%
See accompanying notes to the financial statements.

Oberweis China Opportunities Fund
Schedule of Investmentsa June 30, 2020 (unaudited)
	Shares	Value
Equities – 99.6%
Automobiles – 1.9%
Chongqing Changan Automobile Co. Ltd.*	650,002	$1,014,399
NIO, Inc. ADS*	100,000	772,000
		1,786,399
Beverages – 1.3%
Kweichow Moutai Co. Ltd.	5,975	1,240,814
Biotechnology – 3.4%
Akeso, Inc.*	70,000	335,075
Anhui Anke Biotechnology Group Co. Ltd.*	400,020	1,015,473
Walvax Biotechnology Co. Ltd.*	130,000	962,093
Yantai Dongcheng Pharmaceutical Co. Ltd.*	300,015	889,642
		3,202,283
Capital Markets – 1.4%
Huatai Securities Co. Ltd.*	500,000	1,334,021
Commercial Service & Supply – 4.8%
A-Living Services Co. Ltd.	200,000	1,016,435
Ever Sunshine Lifestyle Services Group Ltd.	950,000	1,481,941
Times Neighborhood Hldgs. Ltd.	1,550,000	2,119,283
		4,617,659
Communications Equipment – 1.1%
Shenzhen Sunway Communication Co. Ltd.	140,000	1,056,631
Construction Materials – 0.3%
Anhui Conch Cement Co. Ltd.	40,000	271,046
Diversified Consumer Services – 4.3%
New Oriental Education & Technology Group, Inc. ADS*	12,500	1,627,875
TAL Education Group ADS*	36,000	2,461,680
		4,089,555
Electrical Equipment – 1.4%
Contemporary Amperex Technology Co. Ltd.	55,002	1,370,876
Electronic Equipment, Instruments & Components – 2.2%
Luxshare Precision Industry Co. Ltd.	233,753	1,709,061
Sunny Optical Technology Group Co. Ltd.	25,000	402,362
		2,111,423
Energy Equipment & Services – 0.9%
Yantai Jereh Oilfield Services Group Co. Ltd.*	200,035	884,253

See accompanying notes to the financial statements.

Oberweis China Opportunities Fund (continued)
Schedule of Investmentsa June 30, 2020 (unaudited)

	Shares	Value
Food & Staples Retailing – 0.2%
Yonghui Superstores Co. Ltd.	150,000	$199,412
Food Products – 2.9%
Qianhe Condiment & Food Co. Ltd.	224,048	1,002,813
Sichuan Teway Food Group Co. Ltd.*	120,018	946,300
Tongwei Co. Ltd.*	350,000	864,385
		2,813,498
Healthcare Equipment & Supplies – 2.8%
Jafron Biomedical Co. Ltd.	94,000	926,915
Kangji Medical Hldgs. Ltd.*	100,000	384,491
Shanghai Kinetic Medical Co. Ltd.*	99,991	411,484
Sinocare, Inc.	210,005	956,100
		2,678,990
Healthcare Providers & Services – 1.8%
Aier Eye Hospital Group Co. Ltd.	156,000	960,291
Universal Vision Biotechnology Co. Ltd.*	130,000	768,832
		1,729,123
Healthcare Technology – 1.1%
Alibaba Health Information Technology Ltd.*	350,000	1,029,241
Hotels, Restaurants & Leisure – 3.1%
Galaxy Entertainment Group Ltd.*	150,000	1,028,963
Jiumaojiu International Hldgs. Ltd.*	600,000	1,041,262
Songcheng Performance Development Co. Ltd.*	350,055	859,681
		2,929,906
Household Durables – 3.8%
Bear Electric Appliance Co. Ltd.*	55,110	961,364
Ecovacs Robotics Co. Ltd.*	170,075	729,535
Gree Electric Appliances, Inc. of Zhuhai	120,000	963,785
Midea Group Co. Ltd.	119,942	1,016,824
		3,671,508
Insurance – 1.9%
China Life Insurance Co. Ltd.*	450,000	907,995
Ping An Insurance Group Co. of China Ltd.	92,000	917,148
		1,825,143
Interactive Media & Services – 6.8%
Tencent Hldgs. Ltd.	101,000	6,471,870
Internet & Direct Marketing Retail – 11.3%
Alibaba Group Hldg. Ltd. ADS*	34,000	7,333,800
JD.com, Inc. ADS*	28,000	1,685,040
Meituan Dianping*	80,000	1,787,710
		10,806,550

See accompanying notes to the financial statements.

Oberweis China Opportunities Fund (continued)
Schedule of Investmentsa June 30, 2020 (unaudited)

	Shares	Value
Internet Software & Services – 1.6%
21Vianet Group, Inc. ADS*	65,000	$1,550,900
Information Technology Services – 2.9%
Beijing Sinnet Technology Co. Ltd.	250,000	929,956
GDS Hldgs. Ltd. ADS*	22,621	1,801,989
		2,731,945
Life Sciences Tools & Services – 4.8%
Joinn Laboratories Co. Ltd.	83,983	1,248,934
Pharmaron Beijing Co. Ltd.	120,000	1,242,767
WuXi AppTec Co. Ltd.	91,000	1,188,429
Wuxi Biologics, Inc.*	50,000	917,781
		4,597,911
Machinery – 3.2%
Hefei Meiya Optoelectronic Technology, Inc.*	119,993	892,980
Yantai Eddie Precision Machinery Co. Ltd.	174,000	1,293,874
Zoomlion Heavy Industry Science & Technology Co. Ltd.*	1,080,000	836,186
		3,023,040
Metals & Mining – 1.0%
Ganfeng Lithium Co. Ltd.	200,000	931,070
Oil, Gas & Consumable Fuels – 0.9%
CNOOC Ltd.	800,000	897,862
Pharmaceuticals – 6.0%
Asymchem Laboratories Co. Ltd.	29,946	1,029,492
Changchun High & New Technology Industries Group, Inc.	20,000	1,230,749
Jiangsu Hengrui Medicine Co. Ltd.	83,936	1,096,968
PharmaBlock Sciences Nanjing, Inc.*	40,065	707,154
Sino Biopharmaceutical Ltd.	600,000	1,130,877
Zhejiang Starry Pharmaceutical Co. Ltd.*	45,032	535,106
		5,730,346
Real Estate Management & Development – 4.8%
China Resources Land Ltd.	150,000	573,329
CIFI Hldgs. Group Co. Ltd.	2,200,000	1,733,062
Longfor Group Hldgs. Ltd.	300,000	1,436,052
Sunac China Hldgs. Ltd.	200,000	846,397
		4,588,840

See accompanying notes to the financial statements.

Oberweis China Opportunities Fund (continued)
Schedule of Investmentsa June 30, 2020 (unaudited)

	Shares	Value
Semiconductors & Semiconductor Equipment – 7.5%
ACM Research, Inc.*	27,000	$1,683,720
Alchip Technologies Ltd.*	110,000	1,879,874
ASMedia Technology, Inc.*	14,000	685,608
Semiconductor Manufacturing International Corp.*	450,000	1,578,579
SG Micro Corp.	15,120	655,098
Xinyi Solar Hldgs. Ltd.	700,000	673,140
		7,156,019
Software – 3.7%
Agora, Inc. ADS*	700	30,919
Glodon Co. Ltd.	140,000	1,385,788
Sangfor Technologies, Inc.	20,085	587,437
Weimob, Inc.*	1,200,000	1,517,492
		3,521,636
Specialty Retail – 1.5%
China Tourism Group Duty Free Corp. Ltd.*	65,000	1,424,561
Technology Hardware, Storage & Peripherals – 0.7%
Xiaomi Corp.*	400,000	664,700
Textiles, Apparel & Luxury Goods – 1.4%
Li Ning Co. Ltd.	430,000	1,377,049
Utilities – Gas – 0.9%
Kunlun Energy Co. Ltd.	1,300,000	851,403
Total Equities
(Cost: $61,088,063)		$95,167,483
Total Investments – 99.6%
(Cost: $61,088,063)		$95,167,483
Other Assets Less Liabilities – 0.4%		360,069
Net Assets – 100%		$95,527,552

a Certain securities were fair valued under the discretion of the Board of Trustees. (See Note 2)
* Non-income producing security during the period ended June 30, 2020
ADS — American depositary share
COUNTRY ALLOCATION (As a Percentage of Net Assets)
China ( Includes the People’s Republic of China, Taiwan and Hong Kong)	99.6%
See accompanying notes to the financial statements.

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND
Schedule of Investmentsa June 30, 2020 (unaudited)
	Shares	Value
Equities – 98.7%
Australia – 8.4%
Afterpay Touch Group Ltd.*	188,200	$8,127,731
Altium Ltd.	4,300	97,424
Avita Medical Ltd.*	292,590	1,834,022
Evolution Mining Ltd.	2,176,200	8,644,730
IDP Education Ltd.	205,900	2,231,396
		20,935,303
Canada – 5.7%
Altus Group Ltd.	11,800	354,539
ATS Automation Tooling Systems, Inc.*	151,900	2,139,311
Gibson Energy, Inc.	66,200	1,030,352
Kinaxis, Inc.*	27,000	3,859,473
Parex Resources, Inc.*	112,247	1,352,652
Real Matters, Inc.*	283,000	5,519,918
		14,256,245
China – 10.0%
AK Medical Hldgs. Ltd.	1,455,600	4,640,060
Innovent Biologics, Inc.*	228,500	1,700,656
Kingdee International Software Group Co. Ltd.*	1,325,000	3,100,351
Pharmaron Beijing Co. Ltd.	654,300	6,776,186
Venus MedTech Hangzhou, Inc.*	386,000	3,813,285
Yihai International Hldg. Ltd.	472,000	4,863,984
		24,894,522
Denmark – 1.4%
Netcompany A/S*	53,000	3,476,065
Finland – 1.3%
Valmet Oyj	127,900	3,352,141
France – 1.0%
Euronext NV	9,000	905,864
SPIE SA*	113,400	1,703,917
		2,609,781
Germany – 8.1%
Aurelius Equity Opportunities SE*	70,123	1,164,053
HelloFresh SE*	97,600	5,220,959
Shop Apotheke Europe NV*	31,900	3,813,234
TeamViewer AG*	158,500	8,654,196
Varta AG*	12,200	1,376,692
		20,229,134
Hong Kong – 0.4%
Nissin Foods Co. Ltd.	1,335,000	1,077,732

See accompanying notes to the financial statements.

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND (continued)
Schedule of Investmentsa June 30, 2020 (unaudited)

	Shares	Value
Israel – 2.2%
AudioCodes Ltd.	37,800	$1,201,662
Fiverr International Ltd.*	57,200	4,222,504
		5,424,166
Italy – 0.3%
DiaSorin SpA	4,100	787,365
Japan – 30.7%
BASE, Inc.*	105,700	4,454,206
BayCurrent Consulting, Inc.	101,500	8,486,768
Cosmos Pharmaceutical Corp.	15,100	2,316,860
IR Japan Hldgs. Ltd.	79,100	8,335,863
JMDC, Inc.*	13,600	805,775
Kobe Bussan Co. Ltd.	85,900	4,877,879
Kusuri no Aoki Hldgs. Co. Ltd.	40,300	3,168,093
Lasertec Corp.	46,000	4,348,407
M&A Capital Partners Co. Ltd.*	196,600	7,308,111
Medley, Inc.*	221,100	7,610,296
MedPeer, Inc.*	85,100	2,202,777
Nihon Unisys Ltd.	51,500	1,619,224
Open House Co. Ltd.	91,500	3,137,721
SHIFT, Inc.*	27,600	2,818,519
S-Pool, Inc.*	225,600	1,549,707
Sushiro Global Hldgs. Ltd.*	521,800	11,569,710
Tsuruha Hldgs., Inc.	13,400	1,850,716
		76,460,632
Netherlands – 2.8%
ASM International NV	13,000	2,001,252
BE Semiconductor Industries NV	51,200	2,270,131
Constellium SE*	345,000	2,649,600
		6,920,983
Norway – 0.5%
Nordic Semiconductor ASA*	168,000	1,287,592
Sweden – 11.3%
Evolution Gaming Group AB	155,318	9,225,211
Mycronic AB	69,000	1,308,154
Sinch AB*	170,100	14,639,505
Stillfront Group AB*	31,700	2,849,755
		28,022,625
Switzerland – 1.9%
VAT Group AG	7,719	1,417,696
Zur Rose Group AG*	11,755	3,216,413
		4,634,109

See accompanying notes to the financial statements.

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND (continued)
Schedule of Investmentsa June 30, 2020 (unaudited)

	Shares	Value
United Kingdom – 12.7%
Blue Prism Group PLC*	163,300	$2,297,916
boohoo Group PLC*	460,300	2,357,284
ConvaTec Group PLC	852,400	2,058,752
Dunelm Group PLC	180,600	2,660,795
Endava PLC ADS*	45,800	2,212,140
Future PLC	276,202	4,359,679
Games Workshop Group PLC	29,200	2,901,608
HomeServe PLC	50,000	808,389
Intermediate Capital Group PLC	292,300	4,663,507
Persimmon PLC*	61,700	1,746,286
Serco Group PLC*	1,444,451	2,734,612
Spirent Communications PLC	866,600	2,592,927
		31,393,895
Total Equities
(Cost: $165,023,785)		$245,762,290
Total Investments – 98.7%
(Cost: $165,023,785)		$245,762,290
Other Assets Less Liabilities – 1.3%		3,220,011
Net Assets – 100%		$248,982,301

a Certain securities were fair valued under the discretion of the Board of Trustees. (See Note 2)
* Non-income producing security during the period ended June 30, 2020
ADS – American depositary share
Sector Allocations (As A Percentage Of Net Assets)
Communication Services	2.9%
Consumer Discretionary	18.5%
Consumer Staples	8.6%
Energy	1.0%
Financials	5.6%
Healthcare	12.9%
Industrials	12.8%
Information Technology	28.3%
Materials	4.5%
Real Estate	3.6%
See accompanying notes to the financial statements.

Oberweis Emerging Markets Fund
Schedule of Investmentsa June 30, 2020 (unaudited)
	Shares	Value
Equities – 99.5%
Australia – 0.9%
IDP Education Ltd.	6,900	$74,777
Brazil – 11.6%
Afya Ltd.*	6,600	154,704
Arco Platform Ltd.*	4,900	213,052
B2W – Companhia Digital*	7,956	156,615
Linx SA	23,400	109,037
Lojas Renner SA	19,100	146,812
TOTVS SA	37,600	160,063
		940,283
Chile – 2.0%
Falabella SA	51,000	161,432
China – 23.2%
China Isotope & Radiation Corp.*	41,200	118,174
Chongqing Brewery Co. Ltd.	18,000	186,346
Guangdong Marubi Biotechnology Co. Ltd.*	7,200	87,996
Jiangsu Hengli Hydraulic Co. Ltd.*	12,400	141,325
Kingsoft Cloud Hldgs. Ltd. ADS*	7,000	220,640
Li Ning Co. Ltd.	22,500	72,055
Shanghai Weaver Network Co. Ltd.	7,996	87,850
Sichuan Swellfun Co. Ltd.*	11,200	99,184
Thunder Software Technology Co. Ltd.	8,700	95,962
Venus MedTech Hangzhou, Inc.*	18,500	182,761
Weimob, Inc.*	104,000	131,516
Winning Health Technology Group Co. Ltd.	27,560	89,884
Wolong Electric Group Co. Ltd.	50,300	80,336
Yantai Jereh Oilfield Services Group Co. Ltd.*	36,100	159,581
Yijiahe Technology Co. Ltd.	10,920	135,856
		1,889,466
Czech Republic – 1.2%
TCS Group Hldg. PLC*	5,000	101,501
France – 1.7%
Gaztransport & Technigaz SA	1,850	141,962
Greece – 1.2%
Greek Organization of Football Prognostics SA*	10,400	99,108

See accompanying notes to the financial statements.

Oberweis Emerging Markets Fund (continued)
Schedule of Investmentsa June 30, 2020 (unaudited)

	Shares	Value
India – 4.6%
Affle India Ltd.*	7,200	$139,107
Amber Enterprises India Ltd.*	3,900	74,313
ESAB India Ltd.	4,025	74,801
Navin Fluorine International Ltd.*	3,900	83,999
		372,220
Indonesia – 7.5%
PT Bank Tabungan Pensiunan Nasional Syariah Tbk	898,000	201,195
PT Industri Jamu dan Farmasi Sido Muncul Tbk	909,100	77,598
PT Mark Dynamics Indonesia Tbk*	2,500,000	82,254
PT Mitra Adiperkasa Tbk*	2,706,900	148,259
PT Sarana Menara Nusantara Tbk	1,427,800	102,360
		611,666
Mexico – 2.8%
Alsea SAB de CV*	112,900	111,060
Prologis Property Mexico SA de CV	65,044	116,337
		227,397
Philippines – 1.2%
Wilcon Depot, Inc.	316,000	98,186
Poland – 1.3%
Dino Polska SA.*	2,000	101,876
Russia – 2.4%
HeadHunter Group PLC ADS	8,200	191,716
South Africa – 2.0%
Clicks Group Ltd.	4,980	60,371
Harmony Gold Mining Co. Ltd.*	23,700	99,093
		159,464
South Korea – 15.4%
Douzone Bizon Co. Ltd.	1,319	112,696
ITM Semiconductor Co. Ltd.*	2,880	141,506
KINX, Inc.*	2,520	124,665
Koh Young Technology, Inc.	1,013	84,665
LEENO Industrial, Inc.*	1,805	170,886
Nice Information Service Co. Ltd.*	7,692	117,534
POSCO Chemical Co. Ltd.*	2,936	185,448
Seegene, Inc.	1,260	117,345
Tokai Carbon Korea Co. Ltd.	1,574	114,618
Wonik Ips Co. Ltd.*	2,860	85,727
		1,255,090
Sweden – 1.0%
Medicover AB*	7,900	81,543

See accompanying notes to the financial statements.

Oberweis Emerging Markets Fund (continued)
Schedule of Investmentsa June 30, 2020 (unaudited)

	Shares	Value
Switzerland – 1.2%
Wizz Air Hldgs. PLC*	2,309	$95,405
Taiwan – 17.2%
Airtac International Group*	6,000	105,991
ASPEED Technology, Inc.	5,000	211,726
Chailease Hldg. Co. Ltd.	26,874	114,565
Chroma Ate, Inc.*	25,000	129,380
Innodisk Corp.*	17,981	108,430
Lien Hwa Industrial Hldgs. Corp.*	52,000	75,109
M31 Technology Corp.	24,000	300,347
Sinbon Electronics Co. Ltd.*	18,000	91,557
Taiwan FamilyMart Co. Ltd.*	12,000	97,264
Taiwan Union Technology Corp.	19,000	93,286
Yageo Corp.	6,000	78,167
		1,405,822
Thailand – 1.1%
Netbay PLC	76,000	87,214
Total Equities
(Cost: $6,445,037)		$8,096,128
Total Investments – 99.5%
(Cost: $6,445,037)		$8,096,128
Other Assets Less Liabilities – 0.5%		41,084
Net Assets – 100%		$8,137,212

a Certain securities were fair valued under the discretion of the Board of Trustees. (See Note 2)
* Non-income producing security during the period ended June 30, 2020
ADS — American depositary share
Sector Allocations (As a Percentage of Net Assets)
Communication Services	4.5%
Consumer Discretionary	18.6%
Consumer Staples	9.7%
Energy	3.7%
Financials	5.1%
Health Care	7.2%
Industrials	12.6%
Information Technology	32.1%
Materials	4.5%
Real Estate	1.5%
See accompanying notes to the financial statements.

THE OBERWEIS FUNDS
Statements of Assets and Liabilities June 30, 2020 (unaudited)
	Micro-Cap Fund	Small-Cap Opportunities Fund	Global Opportunities Fund
ASSETS:
Investment securities at valuea	$56,512,191	$12,125,512	$43,944,877
Cash	571,197	582,790	3,216,858
Receivable from securities sold	—	349,216	—
Dividends and interest receivable	3,575	1,727	89,815
Prepaid expenses	23,008	14,587	19,115
Total Assets	57,109,971	13,073,832	47,270,665
LIABILITIES:
Payable for securities purchased	—	408,620	—
Payable to advisor (see note 3)	45,902	2,597	32,047
Payable to distributor	6,629	1,168	6,898
Accrued expenses	46,155	20,234	29,399
Total Liabilities	98,686	432,619	68,344
NET ASSETS	$57,011,285	$12,641,213	$47,202,321
NET ASSETS
Investor Class	$32,778,229	$5,951,915	$34,393,423
Institutional Class	24,233,056	6,689,298	12,808,898
Total	$57,011,285	$12,641,213	$47,202,321
SHARES OUTSTANDING:
(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with no par value)
Investor Class	1,636,963	426,806	1,215,395
Institutional Class	1,200,584	474,817	448,948
Total	2,837,547	901,623	1,664,343
NET ASSET VALUE
Investor Class, offering price and redemption price	$20.02	$13.95	$28.30
Institutional Class, offering price and redemption price	$20.18	$14.09	$28.53
ANALYSIS OF NET ASSETS:
Capital	$54,215,888	$10,892,924	$36,771,208
Accumulated earnings	2,795,397	1,748,289	10,431,113
Net assets	$57,011,285	$12,641,213	$47,202,321

a Investment securities at cost	$49,063,874	$9,394,182	$32,622,421
See accompanying notes to the financial statements.

THE OBERWEIS FUNDS
Statements of Assets and Liabilities June 30, 2020 (unaudited) (continued)

	China Opportunities Fund	International Opportunities Fund	Emerging Markets Fund
ASSETS:
Investment securities at valuea	$95,167,483	$245,762,290	$8,096,128
Cash	69,638	2,296,464	7,794
Foreign currencyb	215,790	—	—
Receivable from securities sold	796,293	454,846	—
Dividends and interest receivable	305,078	1,027,627	20,921
Prepaid expenses	16,967	26,669	19,812
Receivable from advisor (see note 3)	—	—	13,816
Total Assets	96,571,249	249,567,896	8,158,471
LIABILITIES:
Payable for securities purchased	871,682	170,357	—
Payable to advisor (see note 3)	93,527	190,235	—
Payable to distributor	15,532	50,080	106
Accrued expenses	62,956	174,923	21,153
Total Liabilities	1,043,697	585,595	21,259
NET ASSETS	$95,527,552	$248,982,301	$8,137,212
NET ASSETS
Investor Class	$79,306,274	$248,982,301	$527,486
Institutional Class	16,221,278	—	7,609,726
Total	$95,527,552	$248,982,301	$8,137,212
SHARES OUTSTANDING:
(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with no par value)
Investor Class	5,400,178	11,485,787	50,291
Institutional Class	1,097,850	—	721,624
Total	6,498,028	11,485,787	771,915
NET ASSET VALUE
Investor Class, offering price and redemption price	$14.69	$21.68	$10.49
Institutional Class, offering price and redemption price	$14.78	$—	$10.55
ANALYSIS OF NET ASSETS:
Capital	$55,794,728	$240,285,193	$7,249,196
Accumulated earnings	39,732,824	8,697,108	888,016
Net assets	$95,527,552	$248,982,301	$8,137,212

a Investment securities at cost	$61,088,063	$165,023,785	$6,445,037
b Foreign currency at cost	$215,879	$—	$—
See accompanying notes to the financial statements.

THE OBERWEIS FUNDS
Statements of Operations Period Ended June 30, 2020 (unaudited)
	Micro-Cap Fund	Small-Cap Opportunities Fund
INVESTMENT INCOME:
Dividends	$79,360	$18,228
Total investment income	79,360	18,228
EXPENSES:
Investment advisory fees (see note 3)	176,257	21,593
Management fees (see note 3)	117,505	21,593
Distribution fees and shareholder services (see note 3)	42,677	6,739
Transfer agent fees and expenses	44,134	12,682
Custodian fees and expenses	6,827	2,051
Accounting services fees	19,374	18,722
Federal and state registration fees	19,134	15,832
Audit fees	8,232	8,206
Shareholder reporting	10,808	4,256
Other	9,716	1,712
Total expenses before reimbursed expenses	454,664	113,386
Earnings credit (see note 6)	(2,691)	(1,037)
Expense reimbursement (see note 3)	—	(35,501)
Total expenses	451,973	76,848
NET INVESTMENT LOSS	(372,613)	(58,620)
NET REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses on investment transactions	(4,110,172)	(1,115,854)
Change in net unrealized appreciation/ depreciation on investments	(4,196,375)	1,086,159
Net realized /unrealized losses on investments	(8,306,547)	(29,695)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(8,679,160)	$(88,315)
See accompanying notes to the financial statements.

THE OBERWEIS FUNDS
Statements of Operations Period Ended June 30, 2020 (unaudited) (continued)

	Global Opportunities Fund	China Opportunities Fund	International Opportunities Fund	Emerging Markets Fund
INVESTMENT INCOME:
Dividendsa	$118,959	$550,927	$1,557,131	$54,729
Total investment income	118,959	550,927	1,557,131	54,729
EXPENSES:
Investment advisory fees (see note 3)	91,510	537,760	1,579,478	46,719
Management fees (see note 3)	81,343	—	—	—
Distribution fees and shareholder services (see note 3)	37,593	89,858	315,896	647
Transfer agent fees and expenses	25,434	62,040	232,590	12,696
Custodian fees and expenses	13,034	86,455	188,582	37,426
Accounting services fees	20,176	33,105	62,292	22,254
Federal and state registration fees	15,942	17,303	13,821	15,878
Audit fees	10,530	10,530	10,498	10,498
Shareholder reporting	8,022	13,798	36,768	3,742
Other	5,713	12,013	41,657	1,323
Total expenses before reimbursed expenses	309,297	862,862	2,481,582	151,183
Earnings credit (see note 6)	(2,268)	(1,660)	(19,390)	(578)
Expense reimbursement (see note 3)	—	—	(440,460)	(93,941)
Total Expenses	307,029	861,202	2,021,732	56,664
NET INVESTMENT LOSS	(188,070)	(310,275)	(464,601)	(1,935)
NET REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) on investment transactions	1,223,962	2,381,842	(1,036,887)	116,911
Net realized gains (losses) on foreign currency transactions	(1,063)	262	(64,049)	7,710
Net realized gains (losses) on investments and foreign currency transactions	1,222,899	2,382,104	(1,100,936)	124,621
Change in net unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	4,599,978	13,395,116	15,446,213	514,437
Net realized /unrealized gains on investments and foreign currencies	5,822,877	15,777,220	14,345,277	639,058
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,634,807	$15,466,945	$13,880,676	$637,123
a Dividends are net of foreign withholding tax of  $15,921, $32,340, $169,373, and $8,203 for the Global Opportunities Fund, China Opportunities Fund, International Opportunities Fund, and Emerging Markets Fund respectively.
See accompanying notes to the financial statements.

THE OBERWEIS FUNDS
Statements of Changes in Net Assets
	Micro-Cap Fund
	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019
FROM OPERATIONS:
Net investment loss	$(372,613)	$(706,980)
Net realized gains (losses) on investment transactions	(4,110,172)	1,526,728
Change in net unrealized appreciation/depreciation on investments	(4,196,375)	13,511,984
Net increase (decrease) in net assets resulting from operations	(8,679,160)	14,331,732
FROM CAPITAL SHARE TRANSACTIONS:
Investor Class
Proceeds from sale of shares	1,033,520	9,676,418
Redemption of shares (see note 5)	(9,930,703)	(27,287,756)
Net decrease from investor class share transactions	(8,897,183)	(17,611,338)
Institutional Class
Proceeds from sale of shares	563,712	18,429,262
Redemption of shares (see note 5)	(3,518,189)	(5,155,907)
Net increase (decrease) from institutional class share transactions	(2,954,477)	13,273,355
Redemption fees (see note 5)	2,271	6,594
Net decrease in net assets resulting from capital share transactions	(11,849,389)	(4,331,389)
Total increase (decrease) in net assets	(20,528,549)	10,000,343
NET ASSETS:
Beginning of period	77,539,834	67,539,491
End of period	$57,011,285	$77,539,834
TRANSACTIONS IN SHARES:
Investor Class
Shares sold	55,709	450,856
Less shares redeemed	(496,525)	(1,262,621)
Net decrease from investor class share transactions	(440,816)	(811,765)
Institutional Class
Shares sold	30,885	821,535
Less shares redeemed	(204,517)	(229,559)
Net increase (decrease) from institutional class share transactions	(173,632)	591,976
Net decrease from capital share transactions	(614,448)	(219,789)
See accompanying notes to the financial statements.

THE OBERWEIS FUNDS
Statements of Changes in Net Assets (continued)

	Small-Cap Opportunities Fund
	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019
FROM OPERATIONS:
Net investment loss	$(58,620)	$(93,178)
Net realized gains (losses) on investment transactions	(1,115,854)	689,390
Change in net unrealized appreciation/depreciation on investments	1,086,159	1,859,667
Net increase (decrease) in net assets resulting from operations	(88,315)	2,455,879
FROM DISTRIBUTIONS:
Distributions to shareholders
Investor Class	—	(182,129)
Institutional Class	—	(165,161)
Net decrease in net assets from distributions	—	(347,290)
FROM CAPITAL SHARE TRANSACTIONS:
Investor Class
Proceeds from sale of shares	217,648	150,627
Proceeds from reinvestment of distributions	—	153,834
Redemption of shares (see note 5)	(207,436)	(617,320)
Net increase (decrease) from investor class share transactions	10,212	(312,859)
Institutional Class
Proceeds from sale of shares	1,101,396	208,229
Proceeds from reinvestment of distributions	—	143,919
Redemption of shares (see note 5)	(114,078)	(253,831)
Net increase from institutional class share transactions	987,318	98,317
Redemption fees (see note 5)	471	5
Net increase (decrease) in net assets resulting from capital share transactions	998,001	(214,537)
Total increase in net assets	909,686	1,894,052
NET ASSETS:
Beginning of period	11,731,527	9,837,475
End of period	$12,641,213	$11,731,527
TRANSACTIONS IN SHARES:
Investor Class
Shares sold	17,155	10,835
Shares issued in reinvestment of distributions	—	10,698
Less shares redeemed	(15,842)	(44,001)
Net increase (decrease) from investor class share transactions	1,313	(22,468)
Institutional Class
Shares sold	95,957	15,223
Shares issued in reinvestment of distributions	—	9,919
Less shares redeemed	(9,159)	(18,348)
Net increase from institutional class share transactions	86,798	6,794
Net increase (decrease) from capital share transactions	88,111	(15,674)
See accompanying notes to the financial statements.

THE OBERWEIS FUNDS
Statements of Changes in Net Assets (continued)

	Global Opportunities Fund
	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019
FROM OPERATIONS:
Net investment loss	$(188,070)	$(409,167)
Net realized gains (losses) on investment and foreign currency transactions	1,222,899	(649,051)
Change in net unrealized appreciation/depreciation on investments and foreign currencies	4,599,978	10,432,361
Net increase in net assets resulting from operations	5,634,807	9,374,143
FROM CAPITAL SHARE TRANSACTIONS:
Investor Class
Proceeds from sale of shares	355,944	584,666
Redemption of shares (see note 5)	(2,018,684)	(4,538,262)
Net decrease from investor class share transactions	(1,662,740)	(3,953,596)
Institutional Class
Proceeds from sale of shares	1,384,507	1,457,054
Redemption of shares (see note 5)	(803,002)	(2,013,578)
Net increase (decrease) from institutional class share transactions	581,505	(556,524)
Redemption fees (see note 5)	686	427
Net decrease in net assets resulting from capital share transactions	(1,080,549)	(4,509,693)
Total increase in net assets	4,554,258	4,864,450
NET ASSETS:
Beginning of period	42,648,063	37,783,613
End of period	$47,202,321	$42,648,063
TRANSACTIONS IN SHARES:
Investor Class
Shares sold	14,052	25,380
Less shares redeemed	(88,014)	(196,533)
Net decrease from investor class share transactions	(73,962)	(171,153)
Institutional Class
Shares sold	55,582	63,647
Less shares redeemed	(32,524)	(88,250)
Net increase (decrease) from institutional class share transactions	23,058	(24,603)
Net decrease from capital share transactions	(50,904)	(195,756)
See accompanying notes to the financial statements.

THE OBERWEIS FUNDS
Statements of Changes in Net Assets (continued)

	China Opportunities Fund
	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019
FROM OPERATIONS:
Net investment loss	$(310,275)	$(639,763)
Net realized gains on investment and foreign currency transactions	2,382,104	8,789,080
Change in net unrealized appreciation/depreciation on investments and foreign currencies	13,395,116	17,102,109
Net increase in net assets resulting from operations	15,466,945	25,251,426
FROM DISTRIBUTIONS:
Distributions to shareholders
Investor Class	—	(2,479,581)
Institutional Class	—	(467,251)
Net decrease in net assets from distributions	—	(2,946,832)
FROM CAPITAL SHARE TRANSACTIONS:
Investor Class
Proceeds from sale of shares	2,865,509	4,480,265
Proceeds from reinvestment of distributions	—	2,347,314
Redemption of shares (see note 5)	(11,863,273)	(11,082,392)
Net decrease from investor class share transactions	(8,997,764)	(4,254,813)
Institutional Class
Proceeds from sale of shares	732,804	7,307,020
Proceeds from reinvestment of distributions	—	382,078
Redemption of shares (see note 5)	(1,475,331)	(7,939,086)
Net decrease from institutional class share transactions	(742,527)	(249,988)
Redemption fees (see note 5)	13,358	146,096
Net decrease from capital share transactions	(9,726,933)	(4,358,705)
Total increase in net assets	5,740,012	17,945,889
NET ASSETS:
Beginning of period	89,787,540	71,841,651
End of period	$95,527,552	$89,787,540
TRANSACTIONS IN SHARES:
Investor Class
Shares sold	236,931	399,070
Shares issued in reinvestment of distributions	—	190,683
Less shares redeemed	(961,171)	(973,140)
Net decrease from investor class share transactions	(724,240)	(383,387)
Institutional Class
Shares sold	58,287	653,458
Shares issued in reinvestment of distributions	—	30,887
Less shares redeemed	(115,073)	(704,497)
Net decrease from institutional class share transactions	(56,786)	(20,152)
Net decrease from capital share transactions	(781,026)	(403,539)
See accompanying notes to the financial statements.

THE OBERWEIS FUNDS
Statements of Changes in Net Assets (continued)

	International Opportunities Fund
	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019
FROM OPERATIONS:
Net investment loss	$(464,601)	$(812,571)
Net realized losses on investments and foreign currency transactions	(1,100,936)	(28,153,929)
Change in net unrealized appreciation/depreciation on investments and foreign currencies	15,446,213	126,930,677
Net increase in net assets resulting from operations	13,880,676	97,964,177
FROM DISTRIBUTIONS:
Distributions to shareholders	—	(3,982,313)
Net decrease in net assets from distributions	—	(3,982,313)
FROM CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	15,209,271	49,548,735
Proceeds from reinvestment of distributions	—	3,548,504
Redemption of shares (see note 5)	(104,361,157)	(320,989,274)
Net decrease from capital share transactions	(89,151,886)	(267,892,035)
Total decrease in net assets	(75,271,210)	(173,910,171)
NET ASSETS:
Beginning of period	324,253,511	498,163,682
End of period	$248,982,301	$324,253,511
TRANSACTIONS IN SHARES:
Shares sold	863,463	2,731,672
Shares issued in reinvestment of distributions	—	182,348
Less shares redeemed	(6,063,141)	(17,343,717)
Net decrease from capital share transactions	(5,199,678)	(14,429,697)
See accompanying notes to the financial statements.

THE OBERWEIS FUNDS
Statements of Changes in Net Assets (continued)

	Emerging Markets Fund
	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019
FROM OPERATIONS:
Net investment loss	$(1,935)	$(486)
Net realized gains on investments and foreign currency transactions	124,621	49,798
Change in net unrealized appreciation/depreciation on investments and foreign currencies	514,437	1,467,078
Net increase in net assets resulting from operations	637,123	1,516,390
FROM CAPITAL SHARE TRANSACTIONS:
Investor Class
Proceeds from sale of shares	61,280	103,166
Redemption of shares (see note 5)	(157,909)	(42,022)
Net increase (decrease) from investor class share transactions	(96,629)	61,144
Institutional Class
Proceeds from sale of shares	260,046	568,374
Redemption of shares (see note 5)	(632,311)	(614,836)
Net decrease from institutional class share transactions	(372,265)	(46,462)
Redemption fees (see note 5)	517	172
Net increase (decrease) in net assets resulting from capital share transactions	(468,377)	14,854
Total increase in net assets	168,746	1,531,244
NET ASSETS:
Beginning of period	7,968,466	6,437,222
End of period	$8,137,212	$7,968,466
TRANSACTIONS IN SHARES:
Investor Class
Shares sold	6,770	11,398
Less shares redeemed	(17,129)	(4,695)
Net increase (decrease) from investor class share transactions	(10,359)	6,703
Institutional Class
Shares sold	27,092	66,768
Less shares redeemed	(65,364)	(67,626)
Net decrease from institutional class share transactions	(38,272)	(858)
Net increase (decrease) from capital share transactions	(48,631)	5,845
See accompanying notes to the financial statements.

THE OBERWEIS FUNDS
Notes to Financial Statements June 30, 2020 (unaudited)
1. Description of Organization
Description of business.   The Oberweis Funds (the “Trust”) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The Trust is authorized to operate numerous Funds under various trading strategies. The Trust consists of seven Funds of which six are in this report: the Oberweis Micro-Cap Fund, the Oberweis Small-Cap Opportunities Fund, the Oberweis Global Opportunities Fund, the Oberweis China Opportunities Fund, the Oberweis International Opportunities Fund, and the Oberweis Emerging Markets Fund (collectively, “the Funds”) are each a series of the Trust. Each Fund in this report except for Oberweis International Opportunities Fund currently offers two classes of shares: Investor Class and Institutional Class. Oberweis International Opportunities Fund offers only Investor Class shares. Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except each class may be subject to different class expenses as outlined in the relevant prospectus and each class has exclusive voting rights with respect to matters solely affecting such class.
2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are each an investment company and follow accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services — Investment Companies.”
Investment valuation.   Investments in securities are stated at value as of the close of the regular trading session on the New York Stock Exchange (“NYSE”) (generally 3 p.m., Central Standard Time). Each listed and unlisted security for which last sale information is regularly reported is valued at the last reported sales price on that day. If there has been no sale on such day, then such security is valued at the current day’s bid price. Any unlisted security for which last sale information is not regularly reported and any listed debt security which has an inactive listed market for which over-the-counter market quotations are readily available is valued at the closing bid price determined on the basis of reasonable inquiry. Restricted securities and any other securities or other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Trustees. Short-term debt obligations, commercial paper and repurchase agreements are valued on the basis of quoted yields for securities of comparable maturity, quality and type or on the basis of amortized cost.
The Oberweis Global Opportunities Fund, the Oberweis China Opportunities Fund, the Oberweis Emerging Markets Fund and the Oberweis International Opportunities Fund hold foreign equity securities. Foreign securities are fair valued as described in the following circumstances. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the regular trading session of the NYSE. Due to the time differences between the closings of the relevant foreign securities exchanges and the close of the regular trading session of the NYSE for the Funds, the Funds will fair value their foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to

THE OBERWEIS FUNDS
Notes to Financial Statements June 30, 2020 (unaudited) (continued)

reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Funds’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. In determining fair value prices, the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.
Fair Value Measurements.   In accordance with Financial Accounting Standards Board (“FASB”) guidance, the Funds utilize the “Fair Value Measurements and Disclosures” to define fair value, set out a framework for measuring fair value, and expand disclosures regarding fair value measurements.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three levels listed below:
•
Level 1 – Quoted prices in active markets for identical securities.

•
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc).

•
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ net assets as of June 30, 2020:
	Micro-Cap Fund	Small-Cap Opportunities Fund
Level 1 – Equities	$56,512,191	$12,125,512
Total Level 1	56,512,191	12,125,512
Level 2	—	—
Level 3	—	—
Total Investments	$56,512,191	$12,125,512

THE OBERWEIS FUNDS
Notes to Financial Statements June 30, 2020 (unaudited) (continued)

	Global Opportunities Fund	China Opportunities Fund	International Opportunities Fund
Level 1 – Equities
Total Asia	$1,370,078	$18,947,923	$5,424,166
Total Australia	—	—	—
Total Europe	463,680	—	4,861,740
Total North America	17,950,901	—	14,256,245
Total South America	1,142,752	—	—
Total Level 1	20,927,411	18,947,923	24,542,151
Level 2 – Equities
Total Asia	10,141,960	76,219,560	102,432,886
Total Australia	—	—	20,935,303
Total Europe	12,875,506	—	97,851,950
Total North America	—	—	—
Total Level 2	23,017,466	76,219,560	221,220,139
Level 3	—	—	—
Total Investments	$43,944,877	$95,167,483	$245,762,290

Emerging Markets Fund
Level 1 – Equities
Total Asia	$220,640
Total Africa	—
Total Europe	293,217
Total North America	227,397
Total South America	1,101,715
Total Level 1	1,842,969
Level 2 – Equities
Total Asia	5,499,024
Total Africa	159,464
Total Europe	519,894
Total North America	—
Total South America	—
Total Australia	74,777
Total Level 2	6,253,159
Level 3	—
Total Investments	$8,096,128

The Funds’ assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The pricing service provides fair market valuation on days when the movement in relevant indices exceeds a predetermined threshold.

THE OBERWEIS FUNDS
Notes to Financial Statements June 30, 2020 (unaudited) (continued)

Foreign Currency Transactions.   The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gains or losses from investments and foreign currencies.
Risks Associated with Foreign Securities and Currencies.   Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and a high price volatility with respect to securities of issuers from developing countries.
Fund Share Valuation.   Fund shares are sold and redeemed on a continuous basis at net asset value. On each day the NYSE is open for trading, the net asset value per share is determined as of the later of the close of the NYSE or the CBOE by dividing the total value of each Fund’s investments and other assets, less liabilities, by the number of each Fund’s shares outstanding.
Investment Transactions and Investment Income.   Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Fund, and interest income is recorded on the accrual basis and includes amortization of premium and discount. Realized gains and losses from investment transactions are reported on an identified cost basis. Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
Fund Expense Allocations.   The Funds account separately for the assets, liabilities and operations of each Fund. Direct expenses of each Fund or class are charged to that Fund or class while general expenses are allocated pro-rata among the Funds based on net assets or other appropriate methods.
Federal Income Taxes and Dividends to Shareholders.   It is the policy of the Funds to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”), applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds have met the requirements of the Code applicable to regulated investment companies for the period ended June 30, 2020. Therefore, no federal income tax provision is required. Income and capital gains of the Funds are determined in accordance with both tax regulations and accounting principles generally accepted in the U.S. (“GAAP”). Such treatment may result in

THE OBERWEIS FUNDS
Notes to Financial Statements June 30, 2020 (unaudited) (continued)

temporary and permanent differences between tax basis earnings and earnings reported for financial statement purposes. These reclassifications, which have no impact on the net asset value of the Funds, are primarily attributable to certain differences in computation of distributable income and capital gains under federal tax rules versus GAAP.
Certain Funds may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.
For the period ended June 30, 2020, permanent book and tax basis differences resulting primarily from differing treatments for net operating losses, foreign currency transactions, passive foreign investment company (“PFIC”) adjustments and the tax practice known as equalization, were identified and reclassified among the components of the Funds’ net assets.
GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2019, permanent differences in book and tax accounting have been reclassified to paid in capital and accumulated earnings (loss) as follows:
	Increases/(Decrease)
	Capital	Accumulated Earnings (Loss)
Micro-Cap Fund	(432,555)	432,555
Global Opportunities Fund	(414,281)	414,281
Small-Cap Opportunities Fund	22,023	(22,023)
China Opportunities Fund	(411,959)	411,959
International Opportunities Fund	—	—
Emerging Markets Fund	(41,583)	41,583
The tax character of distributions paid during the fiscal year ended December 31, 2019 was as follows:
	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Total Distributions Paid
Micro-Cap Fund	$—	$—	$—
Global Opportunities Fund	$—	$—	$—
Small-Cap Opportunities Fund	$—	$347,290	$347,290
China Opportunities Fund	$—	$2,946,832	$2,946,832
International Opportunities Fund	$3,982,313	$—	$3,982,313
Emerging Markets Fund	$—	$—	$—

THE OBERWEIS FUNDS
Notes to Financial Statements June 30, 2020 (unaudited) (continued)

As of December 31, 2019, the following Funds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by treasury regulations:
	Not Subject to Expiration (Post-Enactment)
	Short-Term	Long-Term
Micro-Cap Fund	$—	$—
Global Opportunities Fund	$1,841,821	$—
Small-Cap Opportunities Fund	$—	$—
China Opportunities Fund	$—	$—
International Opportunities Fund	$62,100,602	$—
Emerging Markets Fund	$848,961	$—
Post-October capital losses and Qualified late-year losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended December 31, 2019, Post October capital losses and qualifed late year losses treated arising on January 1, 2020 are as follows:
Post October Capital Losses
	Late Year Losses	Short-Term	Long-Term	Total
Micro-Cap Fund	$—	$—	$—	—
Global Opportunities Fund	$—	$—	$—	—
Small-Cap Opportunities Fund	$—	$—	$—	—
China Opportunities Fund	$7,849	$—	$—	—
International Opportunities Fund	$—	$—	$—	—
Emerging Markets Fund	$2,068	$—	$—	—
As of December 31, 2019 the components of accumulated earnings (deficit) on a tax basis were as follows:
	Undistributed ordinary income (deficit)	Undistributed long-term capital gains	Accumulated capital and other losses	Unrealized Appreciation on investments	Unrealized Appreciation / (Depreciation) foreign currency translations
Micro-Cap Fund	$—	$—	$—	$11,474,557	$—
Global Opportunities Fund	$—	$—	$(1,841,821)	$6,638,199	$(71)
Small-Cap Opportunities Fund	$—	$201,168	$—	$1,635,436	$—
China Opportunities Fund	$—	$3,886,344	$(7,849)	$20,382,665	$4,718
International Opportunities Fund	$1,288,701	$—	$(62,100,602)	$55,629,475	$(1,142)
Emerging Markets Fund	$—	$—	$(851,029)	$1,097,887	$4,034
Accumulated capital and other losses consists of timing differences related to wash sales, Post-October losses and capital loss carryforwards.

THE OBERWEIS FUNDS
Notes to Financial Statements June 30, 2020 (unaudited) (continued)

As of December 31, 2019 the cost of investments for federal income tax purposes are as follows:
	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Unrealized Appreciation
Micro-Cap Fund	$63,201,713	$13,799,259	$(2,324,702)	$11,474,557
Global Opportunities Fund	35,462,411	7,372,750	(734,551)	6,638,199
Small-Cap Opportunities Fund	9,622,716	1,821,173	(185,737)	1,635,436
China Opportunities Fund	68,994,413	20,900,765	(518,100)	20,382,665
International Opportunities Fund	267,568,031	60,926,282	(5,296,807)	55,629,475
Emerging Markets Fund	6,618,684	1,214,342	(116,455)	1,097,887
The Funds have reviewed all open tax years and major jurisdictions and concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for exam by taxing authorities and, as of June 30, 2020, open Federal tax years include the tax years ended 2016 through 2020. The Funds have no examinations in progress and are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Use of estimates.   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.
Indemnifications.   Under the Trust’s organizational documents, its present and former Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
3. Transactions with affiliates
The Funds have written agreements with Oberweis Asset Management, Inc. (“OAM”) as the Funds’ investment advisor and manager. Oberweis Securities, Inc. (“OSI”), the Funds’ principal distributor, is an affiliate of OAM.
Investment advisory agreement.   Under the Advisory Agreement, OAM provides investment advisory services to the Micro-Cap, Global Opportunities, and Small-Cap Opportunities Funds and pursuant to a separate Management Agreement, OAM provides non-investment advisory management services such as administrative, compliance and accounting services to these Funds. For investment advisory services, the Micro-Cap Fund paid monthly investment advisory fees at an annual rate equal to .60% of average daily net assets. The Global Opportunities Fund paid monthly investment advisory fees at an annual rate equal to .45% of the first $50 million of average daily net assets and .40% of average daily net assets in excess of  $50 million. The Small-Cap Opportunities Fund paid monthly investment advisory fees at an annual rate equal to .40% of average daily net assets. For

THE OBERWEIS FUNDS
Notes to Financial Statements June 30, 2020 (unaudited) (continued)

investment advisory and management services, the China Opportunities Fund, the International Opportunities Fund and the Emerging Markets Fund paid monthly investment advisory and management fees at an annual rate equal to 1.25%, 1.25% and 1.25% of average daily net assets, respectively. For the period ended June 30, 2020, the Micro-Cap Fund, Global Opportunities Fund and Small-Cap Opportunities Fund incurred investment advisory fees totaling $176,257, $91,510 and $21,593, respectively. For the period ended June 30, 2020, the China Opportunities Fund, International Opportunities Fund, and Emerging Market Fund incurred investment advisory fees totaling $537,760, $1,579,478 and $46,719, respectively.
Management agreement.   For management services and facilities furnished, the Micro-Cap Fund, Global Opportunities Fund, and Small-Cap Opportunities Fund each paid a monthly fee at an annual rate equal to .40% of average daily net assets. For the period ended June 30, 2020, the Micro-Cap Fund, Global Opportunities Fund, and Small-Cap Opportunities Fund incurred management fees totaling $117,505, $81,343, and $21,593, respectively.
Expense reimbursement.   OAM is contractually obligated to reduce its investment and management fees or reimburse the Micro-Cap Fund and Global Opportunities Fund Investor Class Shares to the extent that total ordinary operating expenses, as defined, exceed in any one year the following amounts expressed as a percentage of each Fund’s average daily net assets: 1.80% of the first $50 million; plus 1.60% of average daily net assets in excess of  $50 million. OAM is contractually obligated to reduce its investment and management fees or reimburse Small-Cap Opportunities Fund, China Opportunities Fund, International Opportunities Fund and Emerging Markets Fund Investor Class Shares to the extent that total ordinary operating expenses, as defined, exceed in any one year 1.55%, 2.24%, 1.60% and 1.75% expressed as a percentage of the Fund’s average daily net assets, respectively. OAM is contractually obligated to reduce its investment and management fees or reimburse the Global Opportunities Fund and Micro-Cap Fund Institutional Class Shares to the extent that total ordinary operating expenses, as defined, exceed in any one year the following amounts expressed as a percentage of each Fund’s average daily net assets: 1.55% of the first $50 million; plus 1.35% of average daily net assets in excess of  $50 million. OAM is contractually obligated to reduce its investment and management fees or reimburse the Small-Cap Opportunities Fund, China Opportunities Fund and Emerging Markets Fund Institutional Class Shares to the extent that total ordinary operating expenses, as defined, exceed in any one year 1.30%, 1.99% and 1.50% expressed as a percentage of the Funds’ average daily net assets, respectively. For the period ended June 30, 2020 OAM reimbursed the Small-Cap Opportunities Fund, the Emerging Markets Fund, and the International Opportunities Fund in the amount of $35,501, $93,941, and $440,460, respectively.
Officers and trustees.   Certain officers and trustees of the Trust are also officers and/or directors of OAM and OSI. During the period ended June 30, 2020, the Trust made no direct payments to its officers and paid $32,000 to its unaffiliated trustees.
Distribution and shareholder service agreement.   The Funds have a distribution and shareholder services agreement with OSI. For services under the distribution and shareholder services agreement, the Funds pay OSI a fee at the annual rate of  .25% of the average daily net assets of Investor Class Shares as compensation for services. For the

THE OBERWEIS FUNDS
Notes to Financial Statements June 30, 2020 (unaudited) (continued)

period ended June 30, 2020, the Micro-Cap Fund, Small-Cap Opportunities Fund, Global Opportunities Fund, China Opportunities Fund, International Opportunities Fund, and Emerging Markets Fund incurred distribution fees totaling $42,677, $6,739, $37,593, $89,858, $315,896, and $647, respectively.
Affiliated Commissions.   For the period ended June 30, 2020, the Micro-Cap Fund, Global Opportunities Fund, Small-Cap Opportunities Fund, China Opportunities Fund, Emerging Markets Fund and International Opportunities Fund did not execute any security transactions through OSI and therefore did not pay commissions to OSI.
4. Investment transactions
The cost of securities purchased and proceeds from securities sold during the period ended June 30, 2020, other than money market investments, aggregated $29,753,097 and $39,610,628, respectively, for the Micro-Cap Fund, $32,631,703 and $36,611,567, respectively, for the Global Opportunities Fund, $9,418,189 and $8,521,135, respectively, for the Small-Cap Opportunities Fund, $103,285,565 and $113,276,712, respectively, for the China Opportunities Fund, $196,445,328,and $288,293,189, respectively, for the International Opportunities Fund, $7,118,867 and $7,375,846, respectively, for the Emerging Markets Fund. The Funds did not hold government securities during the period ended June 30, 2020.
The Funds may write covered call options. The premiums received provide a partial hedge (protection) against declining prices and enables each Fund to generate a higher return during periods when OAM does not expect the underlying security to make any major price moves in the near future but still deems the underlying security to be, over the long term, an attractive investment for each Fund. The Funds write covered call options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. Amounts recovered for securities litigation are included in the realized gains of the Fund and are recorded when received. The Funds did not write covered call options during the period ended June 30, 2020.
5. Redemption fee
The Oberweis Funds are designed for long-term investors. To discourage market timers, redemptions of shares of the Micro-Cap Fund, Global Opportunities Fund, and Small-Cap Opportunities Fund within 90 days of purchase are subject to a 1% redemption fee of the total redemption amount and 2% for the China Opportunities Fund, the Emerging Markets Fund and the International Opportunities Fund. The redemption fee is deducted from the redemption proceeds and is retained by the Fund.
The redemption fee is retained by the Funds for the expense they incur in connection with shareholder redemptions. Redemption fees received by the Micro-Cap Fund, Small-Cap Opportunities Fund, Global Opportunities Fund, China Opportunities Fund, International Opportunities Fund, and Emerging Markets Fund were $2,271, $471, $686, $13,358, $15,479 and $517, respectively, for the period ended June 30, 2020, and were recorded as a reduction of the redemption of shares in the Statements of Changes in Net Assets.

THE OBERWEIS FUNDS
Notes to Financial Statements June 30, 2020 (unaudited) (continued)

6. Earnings credits and interest charges
The Trust, as part of the agreement with the Custodian, receives credits against its custodian fees on its uninvested cash balances and is allowed to borrow for temporary purposes. Borrowings are not to exceed 5% of the value of each Fund’s total assets at the time of any such borrowing. Interest on amounts borrowed is calculated at the prime rate and is payable monthly. During the period ended June 30, 2020, the Micro-Cap Fund, Small-Cap Opportunities Fund, Global Opportunities Fund, China Opportunities Fund, International Opportunities Fund, and Emerging Markets Fund received credits of  $2,691, $1,037, $2,268, $1,660, $19,390, and $578, respectively. During the period ended June 30, 2020, the Micro-Cap Fund, the Small Cap Opportunities Fund, the Global Opportunities Fund, the China Opportunities Fund, the International Opportunities Fund and the Emerging Markets Fund incurred interest charges of  $788, $0, $35, $616, $4,682, and $101 respectively, which is included in custodian fees and expenses in the Statements of Operations.
7. Subsequent events
In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Funds, including political, social and economic risks. Any such impact could adversely affect the Funds' performance, the performance of the securities in which the Funds invest and may lead to losses on your investment in each Fund. The ultimate impact of COVID-19 on the financial performance of the Funds' investments are not reasonably estimable at this time.
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

THE OBERWEIS FUNDS
Financial Highlights
Per share income and capital for a share outstanding throughout each period is as follows:
Investor Class	Micro-Cap Fund
	Six Months Ended June 30, 2020 (unaudited)	Years Ended December 31,
		2019	2018	2017	2016	2015
Net asset value at beginning of period	$22.40	$18.37	$25.12	$22.02	$17.68	$17.12
Income (loss) from investment operations:
Net investment lossa	(.13)	(.22)	(.35)	(.32)	(.15)	(.24)
Net realized and unrealized gains (losses) on investments	(2.25)	4.25	(2.82)	6.37	4.49	1.34
Total from investment operations	(2.38)	4.03	(3.17)	6.05	4.34	1.10
Redemption feesa	—	—	.03	—	.01	—
Less distributions:
Distribution from net realized gains on investments	—	—	(3.61)	(2.95)	(.01)	(.54)
Net asset value at end of period	$20.02	$22.40	$18.37	$25.12	$22.02	$17.68
Total return (%)	(10.62)	21.94	(12.30)	27.90	24.60	6.38
Ratio/Supplemental Data
Net Assets at end of period (in thousands)	$32,778	$46,546	$53,094	$92,249	$67,133	$50,679
Ratio of gross expenses to average net assets (%)	1.65c	1.60	1.57	1.58	1.65	1.72
Ratio of net expenses to average net assets (%)b	1.64c	1.58	1.55	1.54	1.64	1.72
Ratio of net investment loss to average net assets (%)	(1.37)c	(1.03)	(1.30)	(1.32)	(.80)	(1.35)
Portfolio turnover rate (%)	51d	112	119	91	102	133
Notes:
a The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.
b The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.
c Annualized.
d Not annualized.

THE OBERWEIS FUNDS
Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:
Institutional Class	Micro-Cap Fund
	Six Months Ended June 30, 2020 (unaudited)	Years Ended December 31,
		2019	2018	Period Ended December 31, 2017a
Net asset value at beginning of period	$22.55	$18.47	$25.17	$23.52
Income (loss) from investment operations:
Net investment lossb	(.11)	(.13)	(.28)	(.18)
Net realized and unrealized gains (losses) on investments	(2.26)	4.21	(2.84)	4.18
Total from investment operations	(2.37)	4.08	(3.12)	4.00
Redemption feesb	—	—	.03	—
Less distributions:
Distribution from net realized gains on investments	—	—	(3.61)	(2.35)
Net asset value at end of period	$20.18	$22.55	$18.47	$25.17
Total return (%)	(10.51)	22.09	(12.07)	16.92d
Ratio/Supplemental Data
Net Assets at end of period (in thousands)	$24,233	$30,994	$14,445	$9,346
Ratio of gross expenses to average net assets (%)	1.40e	1.34	1.33	1.32e
Ratio of net expenses to average net assets (%)c	1.39e	1.32	1.32	1.28e
Ratio of net investment loss to average net assets (%)	(1.12)e	(.61)	(1.05)	(1.04)e
Portfolio turnover rate (%)	51f	112	119	91
Notes:
a For the period from May 1, 2017 (commencement of operations) through December 31, 2017.
b The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.
c The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.
d Calendar period performance for 2017 represents synthetic returns
e Annualized.
f Not annualized.

THE OBERWEIS FUNDS
Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:
Investor Class	Small-Cap Opportunities Fund
	Six Months Ended June 30, 2020 (unaudited)	Years Ended December 31,
		2019	2018	2017	2016	2015
Net asset value at beginning of period	$14.36	$11.83	$16.40	$13.89	$13.48	$14.32
Income (loss) from investment operations:
Net investment lossa	(.08)	(.13)	(.18)	(.22)	(.22)	(.27)
Net realized and unrealized gains (losses) on investments	(.33)	3.10	(1.05)	3.77	1.22	1.02
Total from investment operations	(.41)	2.97	(1.23)	3.55	1.00	.75
Redemption feesa	—	—	—	—	—	.02
Less distributions:
Distribution from net realized gains on investments	—	(.44)	(3.34)	(1.04)	(.59)	(1.61)
Net asset value at end of period	$13.95	$14.36	$11.83	$16.40	$13.89	$13.48
Total return (%)	(2.86)	25.07	(7.23)	25.54	7.38	5.10
Ratio/Supplemental Data
Net Assets at end of period (in thousands)	$5,952	$6,110	$5,299	$7,533	$9,385	$10,797
Ratio of gross expenses to average net assets (%)	2.23c	2.21	2.13	2.29	2.40	2.00
Ratio of net expenses to average net assets (%)b	1.55c	1.55	1.55	1.72	2.00	2.00
Ratio of net investment loss to average net assets (%)	(1.20)c	(.95)	(1.06)	(1.42)	(1.67)	(1.72)
Portfolio turnover rate (%)	81d	142	160	142	150	134
Notes:
a The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.
b The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.
c Annualized.
d Not annualized.

THE OBERWEIS FUNDS
Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:
Institutional Class	Small-Cap Opportunities Fund
	Six Months Ended June 30, 2020 (unaudited)	Years Ended December 31,
		2019	2018	Period Ended December 31, 2017a
Net asset value at beginning of period	$14.49	$11.90	$16.44	$15.20
Income (loss) from investment operations:
Net investment lossb	(.06)	(.10)	(.14)	(.11)
Net realized and unrealized gains (losses) on investments	(.34)	3.13	(1.06)	2.39
Total from investment operations	$(.40)	3.03	(1.20)	2.28
Redemption feesb	—	—	—	—
Less distributions:
Distribution from net realized gains on investments	—	(.44)	(3.34)	(1.04)
Net asset value at end of period	$14.09	$14.49	$11.90	$16.44
Total return (%)	(2.76)	25.43	(7.05)	14.99d
Ratio/Supplemental Data
Net Assets at end of period (in thousands)	$6,689	$5,622	$4,538	$3,564
Ratio of gross expenses to average net assets (%)	1.98e	1.96	1.88	1.86e
Ratio of net expenses to average net assets (%)c	1.30e	1.30	1.30	1.30e
Ratio of net investment loss to average net assets (%)	(.96)e	(.69)	(.80)	(.97)e
Portfolio turnover rate (%)	81f	142	160	142
Notes:
a For the period from May 1, 2017 (commencement of operations) through December 31, 2017.
b The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.
c The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.
d Calendar period performance for 2017 represents synthetic returns)
e Annualized.
f Not annualized.

THE OBERWEIS FUNDS
Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:
Investor Class	Global Opportunities Fund
	Six Months Ended June 30, 2020 (unaudited)	Years Ended December 31,
		2019	2018	2017	2016	2015
Net asset value at beginning of period	$24.82	$19.75	$28.36	$24.13	$24.78	$25.72
Income (loss) from investment operations:
Net investment lossa	(.12)	(.24)	(.20)	(.19)	(.24)	(.27)
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currency	3.60	5.31	(7.09)	8.21	(.14)	2.86
Total from investment operations	3.48	5.07	(7.29)	8.02	(.38)	2.59
Redemption feesa	.	.	.	—	—	.02
Less distributions:
Distribution from net realized gains on investments	—	—	(1.32)	(3.79)	(.27)	(3.55)
Net asset value at end of period	$28.30	$24.82	$19.75	$28.36	$24.13	$24.78
Total return (%)	14.02	25.67	(25.66)	33.30	(1.54)	10.02
Ratio/Supplemental Data
Net Assets at end of period (in thousands)	$34,393	$32,004	$28,847	$47,856	$44,604	$56,848
Ratio of gross expenses to average net assets (%)	1.59c	1.58	1.52	1.52	1.59	1.51
Ratio of net expenses to average net assets (%)b	1.57c	1.55	1.50	1.50	1.59	1.51
Ratio of net investment loss to average net assets (%)	(1.00)c	(1.07)	(.72)	(.67)	(.99)	(.95)
Portfolio turnover rate (%)	82d	120	155	137	126	200
Notes:
a The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.
b The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.
c Annualized.
d Not annualized.

THE OBERWEIS FUNDS
Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:
Institutional Class	Global Opportunities Fund
	Six Months Ended June 30, 2020 (unaudited)	Years Ended December 31,
		2019	2018	Period Ended December 31, 2017a
Net asset value at beginning of period	$24.99	$19.84	$28.41	$27.42
Income (loss) from investment operations:
Net investment lossb	(.08)	(.18)	(.13)	(.12)
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currency	3.62	5.33	(7.12)	4.90
Total from investment operations	3.54	5.15	(7.25)	4.78
Redemption feesb	—	—	—	—
Less distributions:
Distribution from net realized gains on investments	—	—	(1.32)	(3.79)
Net asset value at end of period	$28.53	$24.99	$19.84	$28.41
Total return(%)	14.17	25.96	(25.48)	17.49e
Ratio/Supplemental Data
Net Assets at end of period (in thousands)	$12,809	$10,644	$8,937	$7,919
Ratio of gross expenses to average net assets (%)	1.34d	1.33	1.28	1.20d
Ratio of net expenses to average net assets (%)c	1.33d	1.30	1.25	1.18d
Ratio of net investment loss to average net assets (%)	(.69)d	(.78)	(.49)	(.59)d
Portfolio turnover rate (%)	82e	120	155	137
Notes:
a For the period from May 1, 2017 (commencement of operations) through December 31, 2017.
b The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.
c The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.
d Annualized.
e Not annualized.

THE OBERWEIS FUNDS
Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:
Investor Class	China Opportunities Fund
	Six Months Ended June 30, 2020 (unaudited)	Years Ended December 31,
		2019	2018	2017	2016	2015
Net asset value at beginning of period	$12.33	$9.35	$15.95	$10.94	$12.15	$13.79
Income (loss) from investment operations:
Net investment lossa	(.05)	(.09)	(.10)	(.06)	(.11)	(.09)
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currencies	2.41	3.47	(4.06)	6.07	(1.01)	(.22)
Total from investment operations	2.36	3.38	(4.16)	6.01	(1.12)	(.31)
Redemption feesa	—	.02	—	—	—	.01
Less dividends and distributions:
Distribution from net realized gains on investments	—	(.42)	(2.44)	(.98)	(.09)	(1.34)
Dividends from net investment income	—	—	—	(.02)	—	—
Total dividends and distributions	—	(.42)	(2.44)	(1.00)	(.09)	(1.34)
Net asset value at end of period	$14.69	$12.33	$9.35	$15.95	$10.94	$12.15
Total return (%)	19.14	36.33	(26.01)	55.05	(9.22)	(2.20)
Ratio/Supplemental Data
Net Assets at end of period (in thousands)	$79,306	$75,487	$60,844	$107,190	$91,197	$113,287
Ratio of gross expenses to average net assets (%)	2.05c	1.95	1.91	1.92	1.99	1.95
Ratio of net expenses to average net assets (%)b	2.04c	1.84	1.86	1.91	1.98	1.95
Ratio of net investment loss to average net assets (%)	(.80)c	(.77)	(.68)	(.38)	(.93)	(.61)
Portfolio turnover rate (%)	122d	184	85	97	125	81
Notes:
a The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.
b The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.
c Annualized.
d Not annualized.

THE OBERWEIS FUNDS
Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:
Institutional Class	China Opportunities Fund
	Six Months Ended June 30, 2020 (unaudited)	Years Ended December 31,
		2019	2018	Period Ended December 31, 2017a
Net asset value at beginning of period	$12.39	$9.36	$15.93	$12.78
Income (loss) from investment operations:
Net investment lossb	(.02)	(.07)	(.06)	(.01)
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currencies	2.41	3.50	(4.07)	4.19
Total from investment operations	2.39	3.43	(4.13)	4.18
Redemption feesb	—	.02	—	—
Less dividends and distributions:
Distribution from net realized gains on investments	—	(.42)	(2.44)	(.98)
Dividends from net investment income	—	—	—	(.05)
Total dividends and distributions	—	(.42)	(2.44)	(1.03)
Net asset value at end of period	$14.78	$12.39	$9.36	$15.93
Total return (%)	19.29	36.82	(25.85)	32.87e
Ratio/Supplemental Data
Net Assets at end of period (in thousands)	$16,221	$14,301	$10,998	$14,087
Ratio of gross expenses to average net assets (%)	1.80d	1.70	1.65	1.60d
Ratio of net expenses to average net assets (%)c	1.80d	1.59	1.61	1.59d
Ratio of net investment loss to average net assets (%)	(.32)d	(.55)	(.42)	(.12)d
Portfolio turnover rate (%)	122e	184	85	97
Notes:
a For the period from May 1, 2017 (commencement of operations) through December 31, 2017.
b The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.
c The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.
d Annualized.
e Not annualized.

THE OBERWEIS FUNDS
Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:
Investor Class	International Opportunities Fund
	Six Months Ended June 30, 2020 (unaudited)	Years Ended December 31,
		2019	2018	2017	2016	2015
Net asset value at beginning of period	$19.43	$16.01	$25.49	$20.19	$21.33	$18.56
Income (loss) from investment operations:
Net investment income (loss)a	(.03)	(.03)	(.04)	(.04)	.01	.01
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currencies	2.28	3.69	(6.30)	8.26	(1.15)	2.79
Total from investment operations	2.25	3.66	(6.34)	8.22	(1.14)	2.80
Redemption feesa	—	—	—	—	.01	.01
Less dividends and distributions:
Distribution from net realized gains on investments	—	—	(3.10)	(2.85)	—	—
Dividends from net investment income	—	(.24)	(0.04)	(.07)	(.01)	(.04)
Total dividends and distributions	—	(.24)	(3.14)	(2.92)	(.01)	(.04)
Net asset value at end of period	$21.68	$19.43	$16.01	$25.49	$20.19	$21.33
Total return (%)	11.58	22.85	(24.73)	40.77	(5.28)	15.14
Ratio/Supplemental Data
Net Assets at end of period (in thousands)	$248,982	$324,254	$498,164	$905,392	$708,514	$739,142
Ratio of gross expenses to average net assets (%)	1.96c	1.82	1.77	1.79	1.82	1.85
Ratio of net expenses to average net assets (%)b	1.60c	1.60	1.60	1.60	1.60	1.60
Ratio of net investment income (loss) to average net assets (%)	(.37)c	(.19)	(.16)	(.18)	.05	.05
Portfolio turnover rate (%)	78d	142	145	153	139	214
Notes:
a The net investment income (loss) per share data and the redemption fee data were determined using average shares outstanding during the period.
b The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.
c Annualized.
d Not annualized.

THE OBERWEIS FUNDS
Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:
Investor Class	Emerging Markets Fund
	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019	Period Ended December 31, 2018a
Net asset value at beginning of period	$9.67	$7.89	$10.00
Income (loss) from investment operations:
Net investment lossb	(.02)	(.02)	(.01)
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currencies	.84	1.80	(2.10)
Total from investment operations	.82	1.78	(2.11)
Redemption feesb	—	—	—
Net asset value at end of period	$10.49	$9.67	$7.89
Total return (%)	8.48	22.56	(21.10)e
Ratio/Supplemental Data
Net assets at end of period (in thousands)	$527	$587	$426
Ratio of gross expenses to average net assets (%)	4.28d	3.86	3.99d
Ratio of net expenses to average net assets (%)c	1.75d	1.75	1.75d
Ratio of net investment loss to average net assets (%)	(.43)d	(.21)	(.15)d
Portfolio turnover rate (%)	97e	153	111e
Notes:
a For the period from May 1, 2018 (commencement of operations) through December 31, 2018.
b The net investment income (loss) per share data and the redemption fee data were determined using average shares outstanding during the period.
c The ratios in this row reflect the impact, if any, of expense offset arrangements with the advisor, and expense reimbursement form the advisor
d Annualized.
e Not Annualized

THE OBERWEIS FUNDS
Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:
Institutional Class	Emerging Markets Fund
	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019	Period Ended December 31, 2018a
Net asset value at beginning of period	$9.71	$7.90	$10.00
Income (loss) from investment operations:
Net investment income (loss)b	—	—	.01
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currencies	.84	1.81	(2.11)
Total from investment operations	.84	1.81	(2.10)
Redemption feesb	—	—	—
Net asset value at end of period	$10.55	$9.71	$7.90
Total return (%)	8.65	22.91	(21.00)e
Ratio/Supplemental Data
Net assets at end of period (in thousands)	$7,610	$7,382	$6,012
Ratio of gross expenses to average net assets (%)	4.03d	3.61	3.74d
Ratio of net expenses to average net assets (%)c	1.50d	1.50	1.50d
Ratio of net investment Income (loss) to average net assets (%)	(.02)d	—	.10d
Portfolio turnover rate (%)	97e	153	111e
Notes:
a For the period from May 1, 2018 (commencement of operations) through December 31, 2018.
b The net investment income (loss) per share data and the redemption fee data were determined using average shares outstanding during the period.
c The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian, and expense reimbursement form the advisor
d Annualized.
e Not Annualized

THE OBERWEIS FUNDS
Supplemental Information (unaudited)
Liquidity Risk Management Program:
Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, (the “Liquidity Rule”), The Oberweis Funds (each a “Fund” and collectively, the “Funds”) have adopted and implemented a liquidity risk management program (the “LRMP”). The LRMP seeks to assess and manage the Funds’ liquidity risk, which is defined as the risk that a Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund. The Funds’ Board of Trustees (the “Board”) has approved an officer of the Funds (the “Administrator”) to serve as the administrator of the Funds’ LRMP.
The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the LRMP includes no less than annual assessments of factors that influence each Fund’s liquidity risk; no less than monthly classifications of a Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of  “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of a Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.
At a meeting of the Board on May 21, 2020, the Administrator provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of implementation of the Fund’s LRMP, including if and as applicable, (1) the operation of the Highly Liquid Investment Minimum established for each applicable Fund; (2) an assessment of the quality of the data and analysis provided, and of the particular methodologies used and metrics analyzed, by any third-party vendor engaged; and (3) a summary of any material changes to the LRMP during the prior annual period. The LRMP Report covered the period from May 23, 2019 through May 1, 2020 (the “Reporting Period”). The LRMP Report concluded that the LRMP had operated adequately and effectively to manage the Funds’ liquidity risk during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Funds’ investment strategies were appropriate for an open-end fund and did not involve relatively concentrated portfolios.
There can be no assurance that the LRMP will achieve its objectives under all circumstances in the future.
Proxy Voting:
The Oberweis Funds has delegated authority to vote proxies related to the Funds’ (Micro-Cap Fund, Small-Cap Opportunities Fund, Global Opportunities Fund, China Opportunities Fund, International Opportunities Fund and Emerging Markets Fund) Portfolio securities to the Funds’ investment adviser, Oberweis Asset Management, Inc. (“OAM”). A description of the policies and procedures that OAM uses in fulfilling this responsibility is available, without charge upon request, by calling 1-800-323-6166. It also appears on www.oberweisfunds.com and in the Funds’ Statement of Additional Information, which can be found on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov. Information on how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-323-6166, and (2) on the SEC’s website at http://www.sec.gov.

THE OBERWEIS FUNDS
Supplemental Information (unaudited) (continued)

Availability of Schedules of Portfolio Investments:
The Funds file their complete schedule of portfolio investments with the SEC for the first and third quarter of each fiscal year (March 31 and September 30) on Form NPORT. The Funds’ Forms NPORT are available, without charge, on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Expense Examples:
As a shareholder of The Oberweis Funds, you may incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees; distribution (and/or service) 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in The Oberweis Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of  $1,000 investment at the beginning of the period and held for the entire period.
Actual Expenses:
The first line for each Fund in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes:
The second line for each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

THE OBERWEIS FUNDS
Supplemental Information (unaudited) (continued)

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 — 6/30/20	Expense Ratio During Period 1/1/20 — 6/30/20
MICRO-CAP FUND
Investor Class
Actual	$1,000.00	$893.80	$7.70	1.64%
Hypothetical	$1,000.00	$1,016.66	$8.20	1.64%
Institutional Class
Actual	$1,000.00	$894.90	$6.53	1.39%
Hypothetical	$1,000.00	$1,017.90	$6.95	1.39%
SMALL-CAP OPPORTUNITIES FUND
Investor Class
Actual	$1,000.00	$971.40	$7.58	1.55%
Hypothetical	$1,000.00	$1,017.11	$7.75	1.55%
Institutional Class
Actual	$1,000.00	$972.40	$6.36	1.30%
Hypothetical	$1,000.00	$1,018.35	$6.51	1.30%
GLOBAL OPPORTUNITIES FUND
Investor Class
Actual	$1,000.00	$1,140.20	$8.33	1.57%
Hypothetical	$1,000.00	$1,017.01	$7.85	1.57%
Institutional Class
Actual	$1,000.00	$1,141.70	$7.06	1.33%
Hypothetical	$1,000.00	$1,018.20	$6.66	1.33%
CHINA OPPORTUNITIES FUND
Investor Class
Actual	$1,000.00	$1,191.40	$11.08	2.04%
Hypothetical	$1,000.00	$1,014.68	$10.19	2.04%
Institutional Class
Actual	$1,000.00	$1,192.90	$9.79	1.80%
Hypothetical	$1,000.00	$1,015.87	$9.00	1.80%
INTERNATIONAL OPPORTUNITIES FUND
Investor Class
Actual	$1,000.00	$1,115.80	$8.39	1.60%
Hypothetical	$1,000.00	$1,016.86	$8.00	1.60%
EMERGING MARKETS FUND
Investor Class
Actual	$1,000.00	$1,084.80	$9.05	1.75%
Hypothetical	$1,000.00	$1,016.12	$8.75	1.75%
Institutional Class
Actual	$1,000.00	$1,086.50	$7.76	1.50%
Hypothetical	$1,000.00	$1,017.36	$7.50	1.50%

*
Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Trustees and Officers
James D. Oberweis
Trustee
Gary D. McDaniel
Trustee
James W. Oberweis
President
David I. Covas
Vice President
Kenneth S. Farsalas
Vice President
Katherine Smith Dedrick
Trustee
James G. Schmidt
Trustee
Patrick B. Joyce
Executive Vice President
Chief Compliance Officer
Treasurer
Eric V. Hannemann
Secretary

Manager and Investment Advisor
Oberweis Asset Management, Inc.
3333 Warrenville Road, Suite 500, Lisle, IL 60532
800-323-6166
oberweisfunds.com
Distributor
Oberweis Securities, Inc.
3333 Warrenville Road, Suite 500, Lisle, IL 60532
630-577-2300
oberweisfunds.com
Custodian
UMB Bank, n.a.
928 Grand Blvd., Kansas City, MO 64106
Transfer Agent
UMB Fund Services, Inc.
P.O. Box 711, Milwaukee, WI 53201-0711
800-245-7311
Counsel
Vedder Price P.C.
222 North LaSalle Street, Chicago, IL 60601
Independent Registered Public Accounting Firm
BBD LLP
1835 Market Street, Philadelphia, PA 19103
The Oberweis Funds
Micro-Cap Fund
Small-Cap Opportunities Fund
Global Opportunities Fund
China Opportunities Fund
International Opportunities Fund
Emerging Markets Fund
800-245-7311
oberweisfunds.com

3333 Warrenville Road
Suite 500
Lisle, IL 60532

oberweisfunds.com
800-323-6166
630-577-2300
Shareholder Services
800-245-7311
3333 Warrenville Road
Suite 500
Lisle, IL 60532

SEMI-ANNUAL REPORT
Oberweis International Opportunities Institutional Fund (OBIIX)
June 30, 2020

oberweisfunds.com

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on www.oberweisfunds.com and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting us at 1-800-245-7311.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting us at 1-800-245-7311. Your election to receive reports in paper will apply to all funds held with the fund complex.

PRESIDENT AND PORTFOLIO MANAGER’S LETTER (unaudited)
Dear Fellow Shareholder:
SECOND QUARTER AND FIRST HALF OF 2020 IN REVIEW
We are pleased to report favorable results for the second quarter and the first half of 2020. In the second quarter, the Oberweis International Opportunities Institutional Fund returned +48.66% vs. +26.44% for our benchmark index, the MSCI World Ex USA Small Cap Growth Index. In the first six months of 2020, the fund returned +12.10% vs. -5.33% for the benchmark.
Fearful of the economic challenges of the COVID pandemic, many investors were underweight equities in the second quarter. Unemployment concerns and fears of a protracted recession led investors to dump stocks in droves in March. By early April, equity outflows in the US had totaled nearly 1% of the entire equity base. According to Morgan Stanley, investors had stashed over $4.5 trillion in money market accounts. Hedge funds posted their third-lowest net equity exposure over the last ten years.
While we did not disagree with the short-term and potentially long-term challenges that the global economy would face as a result of COVID, we also saw data points indicating that, after an initial shock from the global lockdown, businesses had adapted, consumer preferences evolved and some companies found themselves favorably positioned for the new environment. In other words, change happened at a rate far faster than some of the most sophisticated investors ever imagined. At the same time, investor expectations for future growth were very depressed, enabling us to find an above-average number of what we perceived to be highly mispriced businesses.
In some instances, COVID positively accelerated business opportunities, sometimes by years. For example, we invested in a company that operates a leading platform for freelancers to connect with potential clients. COVID drove increased user adoption and accelerated brand awareness significantly, which in turn led to higher profitability and faster future growth than many expected. Similarly, we invested in two European healthcare companies that offer online sales of prescription drugs and personal care items. COVID was a boon for both, not only from increased utilization by existing customers but also from new customers transitioning online. These companies were already benefitting from regulatory changes in Germany, but COVID accelerated the trend from in-person pick-up to a more efficient and convenient online platform with direct-to-home delivery.
In addition to idiosyncratic opportunities, our portfolio benefitted from coordinated monetary and fiscal stimulus at central banks around the world. For growth investors, the present value of future cash flows is materially higher when interest rates are low and are expected to remain so. As the US Federal Reserve eased, other central banks followed suit by expanding liquidity dramatically, increasing confidence that monetary authorities would do whatever it takes to aid the economy during the pandemic and reducing the cost of capital in the process.
All told, it’s important to remember that a carefully constructed portfolio of innovative smaller-cap companies can deliver markedly different results from the economy as a whole. There are always companies that are long-term, idiosyncratic, structural and secular growth winners. It is a matter of separating the wheat from the chaff. In fact, in aggregate, the companies in our portfolio had a strong earnings season, their businesses continue to do well, and their balance sheets are strong. We do not invest in the stock market broadly, but only in stocks that we deem to be exceptional ideas. While GDP growth may influence
1

PRESIDENT AND PORTFOLIO MANAGER’S LETTER (unaudited)  (continued)
short-term results, over the long term our niche-oriented portfolio holdings tend to be driven more by their ability to execute and take market share from incumbents or create new markets than by broader macroeconomic trends.
While some may have sought to bottom-fish amid the COVID decline, we chose to stick with companies positioned to benefit from the changes. That’s led to overweight positions in information technology and consumer discretionary. The COVID disruption caused rapid change in consumer preferences and behaviors, and that has led to a disproportionate number of ideas for us within these sectors. For example, one of our holdings is a payments company that permits customers to pay over time. Consumers have flocked to their interest-free ‘Buy Now, Pay Later’ platform as a better alternative to high-interest charges from credit card companies. Another name that has been in the fund for multiple years develops ‘live’ online casino games. A few years ago we saw this as a significant opportunity for market disruption, with online casinos offering a viable alternative to physical ones. Today, those trends have only accelerated as new users try out their services. These two names performed strongly in the first half of the year and represent the type of companies that have thrived during the current environment. It is important to note that COVID didn’t drive our purchase decision, but it has accelerated the market disruption that we anticipated.
OUTLOOK
After strong performance for the fund in the first half, one might ask “what is next?” Looking forward, we are actually more positive on our opportunity set as we believe changes in business and consumption are still being underestimated by the rest of the market. In other words, the market is still clinging on to hope that a vaccine will cause pre-COVID life to return. While we do believe that a vaccine will arrive faster than most expect, we do not believe this will be the panacea for areas like business travel. A bigger risk is an unexpected rise in interest rates, which would put pressure on equities in general and particularly so for higher growth small-caps. Given the long-term negative effects of COVID on the broader economy, however, we do not foresee meaningfully rising interest rates any time soon.
International equities appear to be presently more attractive than US equities in the view of our team. In terms of valuations, US forward twelve month PE valuations are at the highest level relative to the rest of the world in nearly 20 years. (JP Morgan, as of July 6th, 2020). While some valuation premium should be afforded to US companies for broadly faster earnings growth, COVID levels have remained better under control in Europe, Japan and other places outside the States. Japan, which had been an area of struggle for us over the prior couple of years, produced nearly 1,000 bps of outperformance for us in the second quarter. In the first-half of 2020, we have found more ideas in Japan, leading us to be overweight for the first time in quite a while. Many international funds are underweight Japan, making already interesting inefficiencies even more pronounced.
We expect that the bout with COVID could be a lengthy one and we expect continued volatility for equities. At the same time, rapid change has brought along even more opportunities at the individual stock level and we anticipate that to continue. We have conviction that the positive trends we are seeing at the individual company level will continue to offer considerable returns for long-term investors. Indeed, we will not be surprised when we all look back in 20 years and come to understand that COVID was merely an accelerant in the multi-decade shift for the economy towards more digitalization, AI, eCommerce, robotics, data analytics and so forth. We look forward to participating in the resulting current and future investment opportunities.
2

PRESIDENT AND PORTFOLIO MANAGER’S LETTER (unaudited)  (continued)
PORTFOLIO HIGHLIGHTS
At the end of the first half, the fund was invested in 69 stocks in 16 countries. Our top five country weightings (portfolio weighting versus the MSCI World ex-US Small Cap Growth Index) at the end of first half were Japan (31.0% vs. 28.3%), United Kingdom (12.6% vs. 15.0%), Sweden (11.3% vs. 8.2%), China (10.1% vs. 0%), and Australia (8.5% vs. 7.5%). On a sector basis, the portfolio is overweight Information Technology (28.5% vs. 17.0%) and underweight industrials (12.9% vs. 21.2%).
Some of the top performers for the first half included: Sinch AB (SINCH SS), which returned 179.5% and contributed 391 bps; Evolution Gaming Group (EVO SS), which returned 99.5% and contributed 268 bps; and Afterpay Touch Group Ltd. (APT AU), which returned 104% and contributed 249 bps. Some of the leading detractors for the quarter included: Intermediate Capital Group Plc. (7198 JP), which returned -23.2% and detracted 162 bps; Air Canada (AC CN), which returned -66.5% and detracted 145 bps; and Redrow Plc. (RDW LN), which returned -54.3% and detracted 142 bps.
We appreciate your investment in The Oberweis International Opportunities Institutional Fund and are grateful for the trust you have shown us. Should you have any question on your institutional allocation to the fund, please contact Brian Lee, Director of Institutional Sales and Client Service, at 630-577-2321.
Sincerely,

James W. Oberweis, CFA President	Ralf Scherschmidt Portfolio Manager
3

PRESIDENT AND PORTFOLIO MANAGER’S LETTER (unaudited)  (continued)
AVERAGE ANNUAL TOTAL RETURNS (%) (as of June 30, 2020)
Ticker	Qtr	1 Yr	3 Yr	5 Yr	10 Yr	Life of Fund*	Expense Ratio**
OBIIX	48.66	15.91	7.29	7.59	N/A	6.19	1.08
* Life of Fund returns are from commencement of operations on 03/10/14 for the Fund
** Expense ratio is the total net annualized fund operating expense ratio as of 12/31/19. The expense ratio gross of expense offset arrangements and expense reimbursement was 1.12% for OBIIX. Oberweis Asset Management, Inc. (OAM), the Fund’s investment advisor is contractually obligated through April 30, 2021 to reduce its management fees or reimburse OBIIX to the extent that total ordinary operating expenses exceed in any one year 1.10% expressed as a percentage of OBIIX average daily net assets.
Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so that you may have gain or loss when shares are sold. Current performance may be higher or lower than quoted. Visit us online at oberweisfunds.com for most recent month-end performance. The Oberweis Funds invest in rapidly growing smaller and medium sized companies which may offer greater return potential. However, these investments often involve greater risks and volatility. Foreign investments involve greater risks than U.S investments, including political and economic risks and the risk of currency fluctuations. There is no guarantee that the funds can achieve their objectives.
The MSCI World ex-US Small Cap Growth Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of small cap growth developed markets excluding the US, with minimum dividends reinvested net of withholding tax.
Before investing, consider the fund’s investment objectives, risks, charges, and expenses. To obtain a copy of the prospectus or summary prospectus containing this and other information please visit our website at oberweisfunds.com or call 800-323-6166. Read it carefully before investing.
The Oberweis Funds are distributed by Oberweis Securities, Inc. Member: FINRA & SIPC.
4

Oberweis International Opportunities
Institutional Fund
At June 30, 2020 (unaudited)
Asset Allocation (% of Net Assets)
Equities	99.5
Other Assets less Liabilities	0.5

Top Ten Holdings (% of Net Assets)
Sinch AB	5.9
Sushiro Global Hldgs. Ltd.	4.7
Evolution Gaming Group AB	3.7
TeamViewer AG	3.5
Evolution Mining Ltd.	3.5
BayCurrent Consulting, Inc.	3.4
IR Japan Hldgs. Ltd.	3.4
Afterpay Touch Group Ltd.	3.3
Medley, Inc.	3.1
M&A Capital Partners Co. Ltd.	3.0

Top Ten Industries (% of Net Assets)
Software	14.6
Hotels, Restaurants & Leisure	8.4
Information Technology Services	7.8
Professional Services	7.4
Internet & Direct Marketing Retail	6.3
Food & Staples Retailing	6.2
Capital Markets	5.7
Healthcare Equipment & Supplies	4.6
Metals & Mining	4.6
Healthcare Technology	4.3

5

Oberweis International Opportunities Institutional Fund
Schedule of Investmentsa June 30, 2020 (unaudited)
	SHARES	VALUE
Equities – 99.5%
Australia – 8.5%
Afterpay Touch Group Ltd.*	664,415	$28,693,870
Altium Ltd.	15,144	343,114
Avita Medical Ltd.*	1,033,072	6,475,537
Evolution Mining Ltd.	7,683,784	30,523,038
IDP Education Ltd.	726,946	7,878,116
		73,913,675
Canada – 5.8%
Altus Group Ltd.	42,200	1,267,927
ATS Automation Tooling Systems, Inc.*	536,200	7,551,668
Gibson Energy, Inc.	232,300	3,615,571
Kinaxis, Inc.*	95,300	13,622,509
Parex Resources, Inc.*	396,500	4,778,094
Real Matters, Inc.*	999,400	19,493,306
		50,329,075
China – 10.1%
AK Medical Hldgs. Ltd.	5,143,000	16,394,494
Innovent Biologics, Inc.*	807,500	6,009,975
Kingdee International Software Group Co. Ltd.*	4,687,000	10,967,054
Pharmaron Beijing Co. Ltd.	2,310,400	23,927,403
Venus MedTech Hangzhou, Inc.*	1,363,500	13,469,983
Yihai International Hldg. Ltd.	1,667,000	17,178,520
		87,947,429
Denmark – 1.4%
Netcompany A/S*	187,347	12,287,364
Finland – 1.4%
Valmet Oyj	451,760	11,840,213
France – 1.1%
Euronext NV	31,657	3,186,325
SPIE SA*	400,600	6,019,306
		9,205,631
Germany – 8.2%
Aurelius Equity Opportunities SE*	247,548	4,109,336
HelloFresh SE*	344,539	18,430,572
Shop Apotheke Europe NV*	112,787	13,482,234
TeamViewer AG*	559,800	30,565,420
Varta AG*	43,018	4,854,307
		71,441,869
Hong Kong – 0.4%
Nissin Foods Co. Ltd.	4,606,000	3,718,377

See accompanying notes to the financial statements.
6

Oberweis International Opportunities Institutional Fund
Schedule of Investmentsa June 30, 2020 (unaudited) (continued)

	SHARES	VALUE
Israel – 2.2%
AudioCodes Ltd.	133,347	$4,239,101
Fiverr International Ltd.*	201,796	14,896,581
		19,135,682
Italy – 0.3%
DiaSorin SpA	14,429	2,770,950
Japan – 31.0%
BASE, Inc.*	373,300	15,730,890
BayCurrent Consulting, Inc.	358,400	29,967,070
Cosmos Pharmaceutical Corp.	53,100	8,147,370
IR Japan Hldgs. Ltd.	279,300	29,433,711
JMDC, Inc.*	47,900	2,837,986
Kobe Bussan Co. Ltd.	303,100	17,211,702
Kusuri no Aoki Hldgs. Co. Ltd.	142,400	11,194,451
Lasertec Corp.	162,200	15,332,860
M&A Capital Partners Co. Ltd.*	694,000	25,797,707
Medley, Inc.*	780,700	26,871,813
MedPeer, Inc.*	300,400	7,775,724
Nihon Unisys Ltd.	181,900	5,719,161
Open House Co. Ltd.	323,200	11,083,186
SHIFT, Inc.*	97,500	9,956,725
S-Pool, Inc.*	796,500	5,471,372
Sushiro Global Hldgs. Ltd.*	1,842,300	40,848,747
Tsuruha Hldgs., Inc.	47,200	6,518,941
		269,899,416
Netherlands – 2.8%
ASM International NV	45,495	7,003,613
BE Semiconductor Industries NV	180,644	8,009,484
Constellium SE*	1,218,211	9,355,860
		24,368,957
Norway – 0.5%
Nordic Semiconductor ASA*	593,260	4,546,886
Sweden – 11.3%
Evolution Gaming Group AB	548,339	32,568,943
Mycronic AB	243,400	4,614,562
Sinch AB*	600,696	51,698,367
Stillfront Group AB*	112,028	10,071,051
		98,952,923
Switzerland – 1.9%
VAT Group AG	27,115	4,980,028
Zur Rose Group AG*	41,558	11,371,136
		16,351,164

See accompanying notes to the financial statements.
7

Oberweis International Opportunities Institutional Fund
Schedule of Investmentsa June 30, 2020 (unaudited) (continued)

	SHARES	VALUE
United Kingdom – 12.6%
Blue Prism Group PLC*	576,689	$8,115,022
boohoo Group PLC*	1,624,628	8,320,028
ConvaTec Group PLC	3,009,826	7,269,457
Dunelm Group PLC	637,616	9,394,051
Endava PLC ADS*	161,800	7,814,940
Future PLC	975,117	15,391,624
Games Workshop Group PLC	102,667	10,202,034
HomeServe PLC	176,500	2,853,614
Intermediate Capital Group PLC	1,031,909	16,463,616
Persimmon PLC*	217,969	6,169,144
Serco Group PLC*	5,098,400	9,652,213
Spirent Communications PLC	3,059,800	9,155,134
		110,800,877
Total Equities
(Cost: $593,081,951)		$867,510,488
Total Investments – 99.5%
(Cost: $593,081,951)		$867,510,488
Other Assets Less Liabilities – 0.5%		4,465,781
Net Assets – 100%		$871,976,269

a Certain securities were fair valued under the discretion of the Board of Trustees, (See Note 2)
* Non-income producing security during the period ended June 30, 2020
ADS — American depositary share
Sector Allocations (As A Percentage Of Net Assets)
Communication Services	2.9%
Consumer Discretionary	18.6%
Consumer Staples	8.6%
Energy	1.0%
Financials	5.7%
Health Care	13.1%
Industrials	12.9%
Information Technology	28.5%
Materials	4.6%
Real Estate	3.6%
See accompanying notes to the financial statements.
8

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND
Statement of Assets and Liabilities June 30, 2020 (unaudited)
ASSETS:
Investment securities at valuea	$867,510,488
Cash	1,935,426
Receivable from securities sold	1,618,437
Dividends and interest receivable	2,251,427
Prepaid expenses	52,267
Total Assets	873,368,045
LIABILITIES:
Payable for securities purchased	596,640
Payable to advisor (see note 3)	673,335
Accrued expenses	121,801
Total Liabilities	1,391,776
NET ASSETS	$871,976,269
SHARES OUTSTANDING
(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with no par value)	74,750,209
Net asset value, offering price and redemption price	$11.67
ANALYSIS OF NET ASSETS
Capital	$770,250,721
Accumulated earnings	101,725,548
Net Assets	$871,976,269
a Investment securities at cost	$593,081,951
See accompanying notes to the financial statements.
9

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND
Statement of Operations Period Ended June 30, 2020 (unaudited)
INVESTMENT INCOME:
Dividendsa	$5,077,466
Interest	49,278
Total Investment Income	5,126,744
EXPENSES:
Investment advisory fees (see note 3)	4,089,140
Transfer agent fees and expenses	41,930
Custodian fees and expenses	323,887
Accounting services fees	130,338
Other	166,183
Total expenses before reimbursed expenses	4,751,478
Earnings credit (see note 6)	(45,797)
Expense reimbursement (see note 3)	(207,627)
Total Expenses	4,498,054
NET INVESTMENT INCOME	628,690
NET REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses on investment transactions	(32,462,185)
Net realized losses on foreign currency transactions	(184,521)
Net realized losses on investment and foreign currency transactions	(32,646,706)
Change in net unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	109,149,431
Net realized /unrealized gains on investments and foreign currencies	76,502,725
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$77,131,415

a Dividends are net of foreign withholding tax of  $553,932
See accompanying notes to the financial statements.
10

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND
Statements of Changes in Net Assets
	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019
FROM OPERATIONS:
Net investment income	$628,690	$3,346,098
Net realized losses on investments and foreign currency transactions	(32,646,706)	(88,867,687)
Change in net unrealized appreciation\depreciation on investments and foreign currencies	109,149,431	264,263,933
Net increase in net assets resulting from operations	77,131,415	178,742,344
FROM DISTRIBUTIONS:
Distributions to shareholders	—	(12,584,780)
Net decrease in net assets from distributions	—	(12,584,780)
FROM CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	36,425,598	153,882,218
Proceeds from reinvestment of distributions	—	11,061,099
Redemption of shares (see note 5)	(208,699,328)	(117,120,174)
Net increase (decrease) from capital share transactions	(172,273,730)	47,823,143
Total increase (decrease) in net assets	(95,142,315)	213,980,707
NET ASSETS:
Beginning of period	967,118,584	753,137,877
End of period	$871,976,269	$967,118,584
TRANSACTIONS IN SHARES:
Shares sold	4,206,749	15,512,876
Shares issued in reinvestment of distributions	—	1,061,357
Less shares redeemed	(22,390,529)	(11,788,870)
Net increase (decrease) from capital share transactions	(18,183,780)	4,785,363
See accompanying notes to the financial statements.
11

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND
Notes to Financial Statements June 30, 2020 (unaudited)
1. Description of Organization
Description of business.   The Oberweis Funds (the “Trust”) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The Trust is authorized to operate numerous Funds under various trading strategies. The Oberweis International Opportunities Institutional Fund (the “Fund”) is one fund in a series issued by the Trust.
2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and follows accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services — Investment Companies.”
Investment valuation.   Investments in securities are stated at value as of the close of the regular trading session on the New York Stock Exchange (“NYSE”) (generally 3 p.m., Central Standard Time). Each listed and unlisted security for which last sale information is regularly reported is valued at the last reported sales price on that day. If there has been no sale on such day, then such security is valued at the current day’s bid price. Any unlisted security for which last sale information is not regularly reported and any listed debt security which has an inactive listed market for which over-the-counter market quotations are readily available are valued at the closing bid price determined on the basis of reasonable inquiry. Options are valued at the last reported bid price on the primary exchange as of the close of the regular trading session of the Chicago Board Options Exchange (“CBOE”). Restricted securities and any other securities or other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Trustees. Short-term debt obligations, commercial paper and repurchase agreements are valued on the basis of quoted yields for securities of comparable maturity, quality and type or on the basis of amortized cost.
The Fund holds foreign equity securities. Foreign securities are fair valued as described in the following circumstances. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the regular trading session of the NYSE. Due to the time differences between the closings of the relevant foreign securities exchanges and the close of the regular trading session of the NYSE for the Fund, the Fund will fair value their foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Funds’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. In determining fair value prices, the Trust utilizes data furnished by an independent pricing service (and that data draws
12

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND
Notes to Financial Statements June 30, 2020 (unaudited) (continued)

upon, among other information, the market values of foreign investments). When a Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.
Fair Value Measurements.   In accordance with Financial Accounting Standards Board (“FASB”) guidance, the Fund utilizes the “Fair Value Measurements and Disclosures” to define fair value, set out a framework for measuring fair value, and expand disclosures regarding fair value measurements. The Fair Value Measurement Standard applies to fair value measurements already required or permitted by existing standards.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three levels listed below:
•
Level 1 – Quoted prices in active markets for identical securities.

•
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc).

•
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2020:
	Level 1	Level 2	Level 3
Investment Securities
Equities
Total Asia	$19,135,682	$361,565,222	$—
Total Australia	—	73,913,675	—
Total Europe	17,170,800	345,396,034	—
Total North America	50,329,075	—	—
Total Investments	$86,635,557	$780,874,931	$—

The Fund’s assets may include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The pricing service provides fair market valuation on days when the movement in relevant indices exceeds a predetermined threshold.
Foreign Currency Transactions.   The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gains or losses from investments and foreign currencies.
13

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND
Notes to Financial Statements June 30, 2020 (unaudited) (continued)

Risks Associated with Foreign Securities and Currencies.   Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and a high price volatility with respect to securities of issuers from developing countries.
Fund share valuation.   Fund shares are sold and redeemed on a continuous basis at net asset value. On each day the NYSE is open for trading, the net asset value per share is determined as of the later of the close of the NYSE or the CBOE by dividing the total value of investments and other assets, less liabilities, by the number of shares outstanding.
Investment transactions and investment income.   Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Fund, and interest income is recorded on the accrual basis and includes amortization of premium and discount. Realized gains and losses from investment transactions are reported on an identified cost basis. Gains and losses on premiums from expired options are recognized on the date of expiration.
Federal income taxes and dividends to shareholders.   It is the policy of the Fund to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”), applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Fund has met the requirements of the Code applicable to regulated investment companies for the period ended June 30, 2020. Therefore, no federal income tax provision is required. Income and capital gains of the Fund are determined in accordance with both tax regulations and accounting principles generally accepted in the U.S. (“GAAP”). Such treatment may result in temporary and permanent differences between tax basis earnings and earnings reported for financial statement purposes. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in computation of distributable income and capital gains under federal tax rules versus GAAP.
The Fund may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.
For the period ended June 30, 2020, permanent book and tax differences resulting primarily from differing treatments for foreign currency transactions, and passive foreign investment company (“PFIC”) adjustments were identified and reclassified among the components of the Fund’s net assets.
GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2019, permanent differences in book and tax accounting have been reclassified to paid in capital, and accumlated earnings.
14

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND
Notes to Financial Statements June 30, 2020 (unaudited) (continued)

Increases/(Decrease)
	Capital	Accumulated Earnings
International Opportunities Institutional Fund	$—	$—
The tax character of distributions paid during the fiscal year ended December 31, 2019 was as follows:
	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Total Distributions Paid
International Opportunities Institutional Fund	$12,584,780	$—	$12,584,780
The tax character of distributions paid during the fiscal year ended December 31, 2018 was as follows:
	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Total Distributions Paid
International Opportunities Institutional Fund	$15,887,741	$76,180,423	$92,068,164
As of December 31, 2019, the Fund had the following net capital loss carryforward to offset future net capital gains, if any, to the extent provided by treasury regulations.
	Not Subject to Expiration (Post-Enactment)
	Short-Term	Long-Term
International Opportunities Institutional Fund	$123,633,296	$—
Capital loss carryforwards are subject to certain limitations to offset future gains, if any, due to the ownership change limitations set forth in Internal Revenue Code Section 382. All losses may not be available in any particular year.
As of December 31, 2019 the components of accumulated earnings on a tax basis were as follows:
	Undistributed ordinary income	Undistributed long-term capital gains	Accumulated capital and other losses	Unrealized appreciation on investments	Unrealized depreciation foreign currency translations
International Opportunities Institutional Fund	$3,566,427	$—	$(123,633,296)	$144,652,951	$8,050
Accumulated capital and other losses consists of timing differences related to wash sales and capital loss carryforwards.
15

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND
Notes to Financial Statements June 30, 2020 (unaudited) (continued)

As of December 31, 2019 the cost of investments for federal income tax purpose are as follows:
	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Unrealized Appreciation
International Opportunities Institutional Fund	$818,457,983	$165,051,098	$(20,398,147)	$144,652,951
The Fund has reviewed all open tax years and major jurisdictions and concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for exam by taxing authorities and, as of June 30, 2020, open Federal tax years include the tax years ended 2016 through 2020. The Fund has no examinations in progress and is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Use of estimates.   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.
Indemnifications.   Under the Trusts’ organizational documents, its present and former Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trusts’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
3. Transactions with affiliates
The Fund has written agreements with Oberweis Asset Management, Inc. (“OAM”) as the Fund’s investment adviser and manager. Oberweis Securities, Inc. (“OSI”), the Fund’s principal distributor, is an affiliate of OAM.
Investment advisory agreement.   Under the Advisory Agreement, OAM provides investment advisory and management services to the Fund. The Fund paid monthly investment advisory and management fees at an annual rate equal to 1.00% of average daily net assets. For the period ended June 30, 2020, the International Opportunities Institutional Fund incurred investment advisory and management fees totaling $4,089,140.
Expense reimbursement.   OAM is contractually obligated to reduce its investment and management fees or reimburse the International Opportunities Institutional Fund to the extent that total ordinary operating expenses, as defined, exceed in any one year 1.10% expressed as a percentage of the Funds’ average daily net assets. For the period ended June 30, 2020 OAM reimbursed the Fund in the amount of  $207,627.
Officers and trustees.   Certain officers and trustees of the Trust are also officers and/or directors of OAM and OSI. During the period ended June 30, 2020, the Trust made no direct payments to its officers and paid $32,000 to its unaffiliated trustees.
16

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND
Notes to Financial Statements June 30, 2020 (unaudited) (continued)

Affiliated commissions.   For the period ended June 30, 2020, the Fund did not execute any security transactions through OSI and therefore did not pay commissions to OSI.
4. Investment transactions
The cost of securities purchased and proceeds from securities sold during the period ended June 30, 2020, other than options written and money market investments, aggregated $658,052,182 and $830,355,767, respectively. The Fund did not hold government securities during the period ended June 30, 2020.
The Fund may write covered call options. The premiums received provide a partial hedge (protection) against declining prices and enables the Fund to generate a higher return during periods when OAM does not expect the underlying security to make any major price moves in the near future but still deems the underlying security to be, over the long term, an attractive investment for the Fund. The Fund may write covered call options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. Amounts recovered for securities litigation are included in the realized gains of the Fund and are recorded when received. The Fund did not write covered call options during the period ended June 30, 2020. .
5. Redemption fee
The Fund is designed for long-term investors. To discourage market timers, redemptions of shares within 90 days of purchase are subject to a 2% redemption fee of the total redemption amount. The redemption fee is deducted from the redemption proceeds and is retained by the Fund.
The redemption fee is retained by the Fund for the expense they incur in connection with shareholder redemptions. Redemption fees received by the Fund were $29,198 for the period ended June 30, 2020 and were recorded as a reduction of the redemption of shares in the Statements of Changes in Net Assets.
6. Earnings credits and interest charges
The Trust, as part of the agreement with the Custodian, receives credits against its custodian fees on its uninvested cash balances and is allowed to borrow for temporary purposes. Borrowings are not to exceed 5% of the value of each Fund’s total assets at the time of any such borrowing. Interest on amounts borrowed is calculated at the prime rate and is payable monthly. During the period ended June 30, 2020, the Fund received credits of  $45,797. The Fund incurred interest charges of  $11,312, which is included in custodian fees and expenses in the Statement of Operations.
7. Subsequent events
In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the
17

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND
Notes to Financial Statements June 30, 2020 (unaudited) (continued)

economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Funds, including political, social and economic risks. Any such impact could adversely affect the Funds' performance, the performance of the securities in which the Funds invest and may lead to losses on your investment in each Fund. The ultimate impact of COVID-19 on the financial performance of the Funds' investments are not reasonably estimable at this time.
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
18

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND
Financial Highlights
Per share income and capital for a share outstanding throughout each period is as follows:
	Period Ended June 30, 2020 (unaudited)	Years Ended December 31,
		2019	2018	2017	2016	2015
Net asset value at beginning of period	$10.41	$8.54	$12.77	$9.72	$10.32	$8.97
Income (loss) from investment operations:
Net investment incomea	.01	.04	.04	.03	.05	.06
Net realized and unrealized gains (losses) on investments and foreign currency transactions	1.25	1.97	(3.11)	3.95	(.61)	1.35
Total from investment operations	1.26	2.01	(3.07)	3.98	(.56)	1.41
Redemption feesa	—f	—f	—f	—f	—f	—f
Less dividends and distributions:
Dividends from net realized gains on investments and foreign currency transactions	—	—	(1.15)	(.85)	—	—
Dividends from net investment income	—	(.14)	(.01)	(.08)	(.04)	(.06)
Total dividends and distributions	—	(.14)	(1.16)	(.93)	(.04)	(.06)
Net asset value at end of period	$11.67	$10.41	$8.54	$12.77	$9.72	$10.32
Total return (%)	12.10	23.50	(23.91)	40.99	(5.43)	15.68
Ratio/Supplemental Data
Net Assets at end of period (in thousands)	$871,976	$967,119	$753,138	$1,041,117	$657,477	$361,402
Ratio of gross expenses to average net assets (%)	1.16c	1.12	1.11	1.15	1.18	1.28
19

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND
Financial Highlights (continued)

	Period Ended June 30, 2020 (unaudited)	Years Ended December 31,
		2019	2018	2017	2016	2015
Ratio of net expenses to average net assets (%)b	1.10c	1.08	1.08	1.10	1.10	1.10
Ratio of net investment income to average net assets (%)	.15c	.37	.35	.29	.47	.59
Portfolio turnover rate (%)	80d	153	145	168	123e	211
Notes:
a The net investment income per share data and the redemption fee data were determined using average shares outstanding during the period.
b The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.
c Annualized.
d Not annualized.
e Excludes the value of portfolio securities received as a result of in-kind purchases of the Funds’s capital shares.
f Less than $0.005 per share
20

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND
Supplemental Information (unaudited)
Liquidity Risk Management Program:
Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, (the “Liquidity Rule”), The Oberweis Funds (each a “Fund” and collectively, the “Funds”) have adopted and implemented a liquidity risk management program (the “LRMP”). The LRMP seeks to assess and manage the Funds’ liquidity risk, which is defined as the risk that a Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund. The Funds’ Board of Trustees (the “Board”) has approved an officer of the Funds (the “Administrator”) to serve as the administrator of the Funds’ LRMP.
The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the LRMP includes no less than annual assessments of factors that influence each Fund’s liquidity risk; no less than monthly classifications of a Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of  “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of a Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.
At a meeting of the Board on May 21, 2020, the Administrator provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of implementation of the Fund’s LRMP, including if and as applicable, (1) the operation of the Highly Liquid Investment Minimum established for each applicable Fund; (2) an assessment of the quality of the data and analysis provided, and of the particular methodologies used and metrics analyzed, by any third-party vendor engaged; and (3) a summary of any material changes to the LRMP during the prior annual period. The LRMP Report covered the period from May 23, 2019 through May 1, 2020 (the “Reporting Period”). The LRMP Report concluded that the LRMP had operated adequately and effectively to manage the Funds’ liquidity risk during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Funds’ investment strategies were appropriate for an open-end fund and did not involve relatively concentrated portfolios.
There can be no assurance that the LRMP will achieve its objectives under all circumstances in the future.
Proxy Voting:
The Oberweis Funds has delegated authority to vote proxies related to the Fund’s portfolio securities to the Fund’s investment advisor, Oberweis Asset Management, Inc. (“OAM”). A description of the policies and procedures that OAM uses in fulfilling this responsibility is available, without charge upon request, by calling 1-800-323-6166. It also appears on www.oberweisfunds.com and in the Fund’s Statement of Additional Information, which can be found on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov. Information on how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-323-6166, and (2) on the SEC’s website at http://www.sec.gov.
21

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND
Supplemental Information (unaudited) (continued)

Availability of Schedules of Portfolio Investments:
The Funds file their complete schedule of portfolio investments with the SEC for the first and third quarter of each fiscal year (March 31 and September 30) on Form NPORT. The Fund’s Form NPORT are available, without charge, on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Expense Examples:
As a shareholder of The Fund, you may incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees; distribution (and/or service) 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in The Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of  $1,000 investment at the beginning of the period and held for the entire period.
Actual Expenses:
The first line for each Fund in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes:
The second line for each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
22

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND
Supplemental Information (unaudited) (continued)

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 – 6/30/20	Expense Ratio During Period 1/1/20 – 6/30/20
Actual	$1,000.00	$1,121.00	$5.78	1.10%
Hypothetical	$1,000.00	$1,019.34	$5.51	1.10%
* Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
23

Trustees and Officers
James D. Oberweis
Trustee
Gary D. McDaniel
Trustee
James W. Oberweis
President
David I. Covas
Vice President
Kenneth S. Farsalas
Vice President
Katherine Smith Dedrick
Trustee
James G. Schmidt
Trustee
Patrick B. Joyce
Executive Vice President
Chief Compliance Officer
Treasurer
Eric V. Hannemann
Secretary

Manager and Investment Advisor
Oberweis Asset Management, Inc.
3333 Warrenville Road, Suite 500, Lisle, IL 60532
800-323-6166
oberweisfunds.com
Distributor
Oberweis Securities, Inc.
3333 Warrenville Road, Suite 500, Lisle, IL 60532
630-577-2300
oberweisfunds.com
Custodian
UMB Bank, n.a.
928 Grand Blvd., Kansas City, MO 64106
Transfer Agent
UMB Fund Services, Inc.
P.O. Box 711, Milwaukee, WI 53201-0711
800-245-7311
Counsel
Vedder Price P.C.
222 North LaSalle Street, Chicago, IL 60601
Independent Registered Public Accounting Firm
BBD, LLP
1835 Market Street, 3rd Floor, Philadelphia, PA 19103
International Opportunities Institutional Fund
800-245-7311
oberweisfunds.com

3333 Warrenville Road
Suite 500
Lisle, IL 60532

oberweisfunds.com
800-323-6166
630-577-2300
Shareholder Services
800-245-7311
3333 Warrenville Road
Suite 500
Lisle, IL 60532

ITEM 2. CODE OF ETHICS.

Not required for the Semi-Annual Report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required for the Semi-Annual Report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for the Semi-Annual Report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Schedule of Investments in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees since registrant last disclosed such procedures in its proxy statement dated April 16, 2004.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change to the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1)	Not required for the Semi-Annual Report.

(a) (2)	Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17CFR 270.30a-2) in the exact form set forth below: are attached hereto.

(a) (3)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable to the registrant.

(b)	The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Oberweis Funds

By (Signature and Title*)	/s/ James W. Oberweis James W. Oberweis President, The Oberweis Funds

Date 9/4/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title*)	/s/ James W. Oberweis James W. Oberweis President, The Oberweis Funds

Date 9/4/2020

By (Signature and Title*)	/s/ Patrick B. Joyce Patrick B. Joyce Executive Vice President and Treasurer, The Oberweis Funds

Date 9/4/2020

/*/ Print the name and title of each signing officer under his or her signature.